UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Real Estate Index Fund Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Simon Property Group, Inc.	8.4
Prologis, Inc.	6.5
Public Storage	4.7
Welltower, Inc.	4.3
Equity Residential (SBI)	4.0
AvalonBay Communities, Inc.	4.0
Ventas, Inc.	3.4
Digital Realty Trust, Inc.	3.3
Boston Properties, Inc.	3.0
Essex Property Trust, Inc.	2.7
44.3

Top Five REIT Sectors as of January 31, 2019

% of fund's net assets
REITs - Apartments	19.7
REITs - Office Property	13.5
REITs - Health Care	11.5
REITs - Regional Malls	10.0
REITs - Diversified	9.9

Asset Allocation (% of fund's net assets)

As of January 31, 2019
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.7%
REITs - Apartments - 19.7%
American Campus Communities, Inc.	333,732	$15,358,347
American Homes 4 Rent Class A	626,957	13,862,019
Apartment Investment & Management Co. Class A	379,063	18,771,200
AvalonBay Communities, Inc.	336,635	64,943,624
Camden Property Trust (SBI)	226,826	21,990,781
Equity Residential (SBI)	897,320	65,109,539
Essex Property Trust, Inc.	160,898	43,635,538
Front Yard Residential Corp. Class B	118,858	1,286,044
Independence Realty Trust, Inc.	216,563	2,263,083
Invitation Homes, Inc.	722,617	16,251,656
Mid-America Apartment Communities, Inc.	277,247	28,079,547
UDR, Inc.	671,074	29,359,488
		320,910,866
REITs - Diversified - 9.9%
Apple Hospitality (REIT), Inc.	523,738	8,594,541
CorePoint Lodging, Inc.	97,337	1,191,405
Cousins Properties, Inc.	1,023,827	9,060,869
Digital Realty Trust, Inc.	502,390	54,428,933
Duke Realty Corp.	872,668	25,516,812
Liberty Property Trust (SBI)	360,011	16,970,919
NorthStar Realty Europe Corp.	121,317	2,036,912
PS Business Parks, Inc.	48,620	7,059,138
TIER REIT, Inc.	131,225	3,083,788
Vornado Realty Trust	421,723	29,482,655
Washington REIT (SBI)	194,461	4,929,586
		162,355,558
REITs - Health Care - 11.5%
HCP, Inc.	1,162,891	36,677,582
Healthcare Realty Trust, Inc.	305,009	9,848,741
LTC Properties, Inc.	96,583	4,581,898
Senior Housing Properties Trust (SBI)	578,982	7,972,582
Universal Health Realty Income Trust (SBI)	30,799	2,147,306
Ventas, Inc.	868,160	55,987,638
Welltower, Inc.	914,863	70,892,734
		188,108,481
REITs - Hotels - 7.2%
Ashford Hospitality Trust, Inc.	211,623	1,047,534
Braemar Hotels & Resorts, Inc.	74,430	827,662
Chatham Lodging Trust	113,287	2,289,530
Chesapeake Lodging Trust	147,087	4,189,038
DiamondRock Hospitality Co.	506,381	5,144,831
Hersha Hospitality Trust	88,334	1,636,829
Hospitality Properties Trust (SBI)	400,490	10,677,063
Host Hotels & Resorts, Inc.	1,807,256	32,639,043
Park Hotels & Resorts, Inc.	490,044	14,735,623
Pebblebrook Hotel Trust (a)	311,777	9,992,453
RLJ Lodging Trust	426,689	7,915,081
Ryman Hospitality Properties, Inc.	125,019	10,045,277
Summit Hotel Properties, Inc.	255,140	2,849,914
Sunstone Hotel Investors, Inc.	555,884	7,949,141
Xenia Hotels & Resorts, Inc.	274,132	5,145,458
		117,084,477
REITs - Management/Investment - 0.7%
American Assets Trust, Inc.	92,006	3,950,738
Retail Properties America, Inc.	524,735	6,632,650
		10,583,388
REITs - Manufactured Homes - 2.8%
Equity Lifestyle Properties, Inc.	218,574	23,142,615
Sun Communities, Inc.	210,309	23,115,062
		46,257,677
REITs - Office Property - 13.5%
Alexandria Real Estate Equities, Inc.	261,877	34,491,820
Boston Properties, Inc.	376,134	49,600,791
Brandywine Realty Trust (SBI)	434,979	6,546,434
Columbia Property Trust, Inc.	287,320	6,341,152
Corporate Office Properties Trust (SBI)	265,111	6,545,591
Douglas Emmett, Inc.	393,184	14,874,151
Easterly Government Properties, Inc. (a)	148,122	2,660,271
Equity Commonwealth	295,866	9,574,224
Franklin Street Properties Corp.	261,156	1,937,778
Highwoods Properties, Inc. (SBI)	252,042	11,170,501
Hudson Pacific Properties, Inc.	381,647	12,392,078
JBG SMITH Properties	265,039	10,243,757
Kilroy Realty Corp.	245,364	17,288,347
Mack-Cali Realty Corp.	219,970	4,531,382
Paramount Group, Inc.	496,924	7,195,460
Piedmont Office Realty Trust, Inc. Class A	312,641	6,052,730
SL Green Realty Corp.	207,673	19,195,215
		220,641,682
REITs - Regional Malls - 10.0%
CBL & Associates Properties, Inc. (a)	420,527	1,047,112
Pennsylvania Real Estate Investment Trust (SBI) (a)	156,169	1,150,966
Simon Property Group, Inc.	753,275	137,186,439
Tanger Factory Outlet Centers, Inc.	228,706	5,203,062
Taubman Centers, Inc.	148,721	7,406,306
The Macerich Co.	257,642	11,892,755
		163,886,640
REITs - Shopping Centers - 7.5%
Acadia Realty Trust (SBI)	198,618	5,706,295
Brixmor Property Group, Inc.	730,165	12,507,726
DDR Corp.	355,318	4,644,006
Federal Realty Investment Trust (SBI)	179,890	23,848,017
Kimco Realty Corp.	1,026,277	17,456,972
Kite Realty Group Trust	203,884	3,390,591
Ramco-Gershenson Properties Trust (SBI)	195,209	2,555,286
Regency Centers Corp.	412,670	26,823,550
Retail Opportunity Investments Corp.	277,605	4,877,520
Saul Centers, Inc.	28,071	1,486,640
Seritage Growth Properties (a)	67,757	2,724,509
Urban Edge Properties	278,387	5,684,663
Washington Prime Group, Inc. (a)	453,174	2,574,028
Weingarten Realty Investors (SBI)	290,652	8,338,806
		122,618,609
REITs - Storage - 8.4%
CubeSmart	453,742	14,043,315
Extra Space Storage, Inc.	308,121	30,383,812
Life Storage, Inc.	113,494	11,153,055
National Storage Affiliates Trust	137,776	4,009,282
Public Storage	365,203	77,612,942
		137,202,406
REITs - Warehouse/Industrial - 8.5%
EastGroup Properties, Inc.	87,776	9,081,305
First Industrial Realty Trust, Inc.	307,617	10,065,228
Prologis, Inc.	1,533,190	106,035,420
QTS Realty Trust, Inc. Class A	124,227	5,231,199
Rexford Industrial Realty, Inc.	225,990	7,593,264
		138,006,416

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,627,656,200

Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Retail Value, Inc.	37,324	1,135,023
TOTAL COMMON STOCKS
(Cost $1,499,641,324)		1,628,791,223

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.43% (b)	2,850,152	2,850,722
Fidelity Securities Lending Cash Central Fund 2.43% (b)(c)	20,009,744	20,011,745
TOTAL MONEY MARKET FUNDS
(Cost $22,862,467)		22,862,467
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,522,503,791)		1,651,653,690
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(19,423,228)
NET ASSETS - 100%		$1,632,230,462

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	17	March 2019	$2,298,825	$201,217	$201,217

The notional amount of futures purchased as a percentage of Net Assets is 0.1%.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,693
Fidelity Securities Lending Cash Central Fund	27,261
Total	$76,954

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,628,791,223	$1,628,791,223	$--	$--
Money Market Funds	22,862,467	22,862,467	--	--
Total Investments in Securities:	$1,651,653,690	$1,651,653,690	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$201,217	$201,217	$--	$--
Total Assets	$201,217	$201,217	$--	$--
Total Derivative Instruments:	$201,217	$201,217	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$201,217	$0
Total Equity Risk	201,217	0
Total Value of Derivatives	$201,217	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,566,330) — See accompanying schedule: Unaffiliated issuers (cost $1,499,641,324)	$1,628,791,223
Fidelity Central Funds (cost $22,862,467)	22,862,467
Total Investment in Securities (cost $1,522,503,791)		$1,651,653,690
Segregated cash with brokers for derivative instruments		72,000
Receivable for fund shares sold		8,024,438
Dividends receivable		1,029,081
Distributions receivable from Fidelity Central Funds		16,630
Receivable for daily variation margin on futures contracts		15,897
Total assets		1,660,811,736
Liabilities
Payable for investments purchased	$6,860,548
Payable for fund shares redeemed	1,616,165
Accrued management fee	87,386
Collateral on securities loaned	20,017,175
Total liabilities		28,581,274
Net Assets		$1,632,230,462
Net Assets consist of:
Paid in capital		$1,510,444,571
Total distributable earnings (loss)		121,785,891
Net Assets		$1,632,230,462
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($1,632,230,462 ÷ 102,318,959 shares)		$15.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$23,664,802
Interest		1,975
Income from Fidelity Central Funds		76,954
Total income		23,743,731
Expenses
Management fee	$502,588
Independent trustees' fees and expenses	3,398
Interest	896
Miscellaneous	1,869
Total expenses before reductions	508,751
Expense reductions	(186)
Total expenses after reductions		508,565
Net investment income (loss)		23,235,166
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,685,727
Fidelity Central Funds	453
Futures contracts	(503,267)
Total net realized gain (loss)		8,182,913
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	35,655,957
Futures contracts	125,922
Total change in net unrealized appreciation (depreciation)		35,781,879
Net gain (loss)		43,964,792
Net increase (decrease) in net assets resulting from operations		$67,199,958

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,235,166	$33,316,737
Net realized gain (loss)	8,182,913	6,326,241
Change in net unrealized appreciation (depreciation)	35,781,879	13,515,625
Net increase (decrease) in net assets resulting from operations	67,199,958	53,158,603
Distributions to shareholders	(41,654,726)	–
Distributions to shareholders from net investment income	–	(30,389,560)
Distributions to shareholders from net realized gain	–	(5,602,968)
Total distributions	(41,654,726)	(35,992,528)
Share transactions - net increase (decrease)	239,279,991	363,151,944
Redemption fees	–	27,089
Total increase (decrease) in net assets	264,825,223	380,345,108
Net Assets
Beginning of period	1,367,405,239	987,060,131
End of period	$1,632,230,462	$1,367,405,239
Other Information
Undistributed net investment income end of period		$7,454,197

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.70	$17.28	$14.69	$13.60	$12.43
Income from Investment Operations
Net investment income (loss)A	.25	.46	.39	.41	.36	.32
Net realized and unrealized gain (loss)	.39	.13	(1.37)	2.56	1.15	1.17
Total from investment operations	.64	.59	(.98)	2.97	1.51	1.49
Distributions from net investment income	(.35)	(.44)	(.39)	(.38)	(.34)	(.29)
Distributions from net realized gain	(.10)	(.09)	(.21)	–	(.09)	(.04)
Total distributions	(.45)	(.53)	(.60)	(.38)	(.43)	(.33)
Redemption fees added to paid in capitalA	–	–B	–B	–B	.01	.01
Net asset value, end of period	$15.95	$15.76	$15.70	$17.28	$14.69	$13.60
Total ReturnC,D	4.16%	3.90%	(5.61)%	20.71%	11.29%	12.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G	.07%	.07%	.14%	.15%	.15%
Expenses net of fee waivers, if any	.07%G	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%G	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.24%G	3.12%	2.49%	2.69%	2.43%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,632,230	$380,099	$45,866	$19,098	$13,484	$11,030
Portfolio turnover rateH	10%G	6%	8%	5%	12%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective November 2, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Institutional Class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, short-term capital gains, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$196,540,118
Gross unrealized depreciation	(79,211,126)
Net unrealized appreciation (depreciation)	$117,328,992
Tax cost	$1,534,525,915

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $319,660,504 and $69,780,976, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .07% of each class' average net assets on an annual basis with certain exceptions. Prior to August 1, 2018 the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.23%
Premium Class	.09%
Fidelity Real Estate Index Fund	.07%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$13,193,000	2.45%	$896

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,861 and is reflected in Miscellaneous on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,238,468. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $27,261, including $2,396 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $186.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2019	Year ended July 31, 2018
Distributions to shareholders
Investor Class	$427,706	$–
Premium Class	11,530,768	–
Fidelity Real Estate Index Fund	29,696,252	–
Total	$41,654,726	$–
From net investment income
Investor Class	$–	$901,682
Premium Class	–	24,627,043
Fidelity Real Estate Index Fund	–	4,860,835
Total	$–	$30,389,560
From net realized gain
Investor Class	$–	$195,809
Premium Class	–	5,145,321
Fidelity Real Estate Index Fund	–	261,838
Total	$–	$5,602,968

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2019	Year ended July 31, 2018	Six months ended January 31, 2019	Year ended July 31, 2018
Investor Class
Shares sold	398,814	1,655,111	$6,238,275	$25,009,221
Reinvestment of distributions	26,242	69,789	415,680	1,063,947
Shares redeemed	(2,660,628)	(1,565,088)	(40,117,896)	(23,568,906)
Net increase (decrease)	(2,235,572)	159,812	$(33,463,941)	$2,504,262
Premium Class
Shares sold	5,615,265	22,252,890	$87,786,180	$334,525,602
Reinvestment of distributions	675,441	1,807,393	10,705,751	27,560,332
Shares redeemed	(66,713,459)	(21,524,541)	(1,008,259,232)	(325,921,346)
Net increase (decrease)	(60,422,753)	2,535,742	$(909,767,301)	$36,164,588
Fidelity Real Estate Index Fund
Shares sold	83,954,615	24,133,975	$1,269,746,770	$368,690,381
Reinvestment of distributions	1,714,857	325,615	26,426,583	4,924,698
Shares redeemed	(7,469,028)	(3,262,703)	(113,662,120)	(49,131,985)
Net increase (decrease)	78,200,444	21,196,887	$1,182,511,233	$324,483,094

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Fidelity Real Estate Index Fund	.07%
Actual		$1,000.00	$1,041.60	$.36
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under the expense limitation arrangements in effect for the fund, from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for 2016 and 2017. With respect to the historical net management fee information, the Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Fidelity Real Estate Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.14% to 0.07%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class and Premium Class ranked below the competitive median for 2017 and the total expense ratio of Investor Class ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the Total Mapped Group comprises funds of varying Lipper objectives. The Board noted that the total expense ratio of Investor Class is lower than the Investor Class total expense ratio of the most comparable competitive fund.

At its July 2018 meeting, the Board approved a proposal for the fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.07%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

URX-I-SANN-0319
1.929346.107

Fidelity® SAI Small-Mid Cap 500 Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2019

% of fund's net assets
Advanced Micro Devices, Inc.	0.9
Keysight Technologies, Inc.	0.5
Wellcare Health Plans, Inc.	0.5
The Cooper Companies, Inc.	0.5
Cadence Design Systems, Inc.	0.5
2.9

Top Five Market Sectors as of January 31, 2019

% of fund's net assets
Information Technology	17.7
Industrials	15.0
Financials	13.8
Real Estate	12.2
Health Care	11.0

Asset Allocation (% of fund's net assets)

As of January 31, 2019 *
Stocks and Equity Futures	100.3%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.3)%

 * Foreign investments - 5.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. (a)	167,495	$4,597,738
Entertainment - 0.9%
Cinemark Holdings, Inc.	79,102	3,236,854
Lions Gate Entertainment Corp.:
Class A (b)	35,981	660,971
Class B	73,107	1,281,566
Live Nation Entertainment, Inc. (a)	101,917	5,453,579
The Madison Square Garden Co. (a)	13,611	3,782,497
Zynga, Inc. (a)	565,168	2,531,953
		16,947,420
Interactive Media & Services - 0.6%
Match Group, Inc. (b)	38,819	2,076,428
TripAdvisor, Inc. (a)(b)	76,934	4,414,473
Zillow Group, Inc.:
Class A (a)(b)	41,086	1,430,204
Class C (a)(b)	89,733	3,148,731
		11,069,836
Media - 1.3%
AMC Networks, Inc. Class A (a)(b)	32,347	2,035,920
Cable One, Inc.	3,152	2,787,440
GCI Liberty, Inc. (a)(b)	74,470	3,790,523
Interpublic Group of Companies, Inc.	283,857	6,457,747
John Wiley & Sons, Inc. Class A	32,738	1,695,174
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	145,874	4,576,067
Liberty Media Class A (a)(b)	18,279	559,337
Tribune Media Co. Class A	64,691	2,969,964
		24,872,172
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	73,073	2,646,704
U.S. Cellular Corp. (a)	9,661	556,280
		3,202,984

TOTAL COMMUNICATION SERVICES		60,690,150

CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.6%
Adient PLC	69,124	1,364,508
Gentex Corp.	199,007	4,214,968
The Goodyear Tire & Rubber Co.	172,101	3,646,820
Visteon Corp. (a)	21,341	1,640,909
		10,867,205
Automobiles - 0.4%
Harley-Davidson, Inc.	120,420	4,438,681
Thor Industries, Inc.	37,080	2,414,650
		6,853,331
Distributors - 0.2%
Pool Corp.	29,063	4,356,834
Diversified Consumer Services - 1.3%
Bright Horizons Family Solutions, Inc. (a)	42,249	4,892,012
Frontdoor, Inc. (a)	50,141	1,490,191
Graham Holdings Co.	3,097	2,059,505
Grand Canyon Education, Inc. (a)	34,870	3,240,818
H&R Block, Inc.	151,909	3,583,533
Service Corp. International	128,495	5,515,005
ServiceMaster Global Holdings, Inc. (a)	100,279	3,909,878
		24,690,942
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	180,570	5,949,782
Caesars Entertainment Corp. (a)(b)	420,951	3,847,492
Choice Hotels International, Inc.	25,299	2,002,669
Domino's Pizza, Inc.	30,637	8,692,636
Dunkin' Brands Group, Inc.	61,180	4,184,100
Extended Stay America, Inc. unit	139,773	2,390,118
Hilton Grand Vacations, Inc. (a)	71,456	2,167,975
Hyatt Hotels Corp. Class A	31,036	2,169,727
International Game Technology PLC (b)	72,803	1,191,057
Six Flags Entertainment Corp.	53,302	3,282,870
U.S. Foods Holding Corp. (a)	159,153	5,366,639
Vail Resorts, Inc.	29,632	5,578,520
Wendy's Co.	137,523	2,381,898
Wyndham Destinations, Inc.	70,636	2,976,601
Wyndham Hotels & Resorts, Inc.	72,324	3,550,385
		55,732,469
Household Durables - 1.1%
Leggett & Platt, Inc.	96,802	3,965,010
NVR, Inc. (a)	2,340	6,224,400
PulteGroup, Inc.	188,513	5,242,547
Tempur Sealy International, Inc. (a)(b)	34,235	1,815,140
Toll Brothers, Inc.	101,004	3,731,088
		20,978,185
Internet & Direct Marketing Retail - 0.5%
GrubHub, Inc. (a)(b)	66,686	5,361,554
Wayfair LLC Class A (a)(b)	42,235	4,623,043
		9,984,597
Leisure Products - 0.5%
Brunswick Corp.	64,062	3,223,600
Mattel, Inc. (a)(b)	254,310	3,011,030
Polaris Industries, Inc. (b)	43,320	3,633,682
		9,868,312
Multiline Retail - 0.7%
Kohl's Corp.	123,528	8,485,138
Nordstrom, Inc. (b)	86,964	4,035,999
		12,521,137
Specialty Retail - 1.4%
AutoNation, Inc. (a)(b)	40,532	1,570,615
Burlington Stores, Inc. (a)	49,278	8,461,525
Dick's Sporting Goods, Inc.	54,834	1,936,189
Floor & Decor Holdings, Inc. Class A (a)(b)	35,657	1,222,679
Foot Locker, Inc.	84,417	4,718,066
Michaels Companies, Inc. (a)(b)	75,655	1,048,578
Penske Automotive Group, Inc.	26,183	1,227,459
Urban Outfitters, Inc. (a)	54,548	1,761,900
Williams-Sonoma, Inc. (b)	59,153	3,219,698
		25,166,709
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	103,666	4,403,732
Carter's, Inc.	33,368	2,766,207
Columbia Sportswear Co.	22,284	1,987,510
Hanesbrands, Inc. (b)	265,046	3,973,040
Ralph Lauren Corp.	39,973	4,642,464
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	96,719	2,627,855
		20,400,808

TOTAL CONSUMER DISCRETIONARY		201,420,529

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	26,843	3,454,157
Sprouts Farmers Market LLC (a)	92,484	2,217,766
Welbilt, Inc. (a)	96,089	1,347,168
		7,019,091
Food Products - 1.3%
Flowers Foods, Inc.	132,482	2,604,596
Ingredion, Inc.	52,273	5,175,027
Lamb Weston Holdings, Inc.	108,242	7,825,897
Pilgrim's Pride Corp. (a)	39,055	791,254
Post Holdings, Inc. (a)(b)	47,849	4,441,344
Seaboard Corp.	193	745,785
The Hain Celestial Group, Inc. (a)	67,598	1,239,071
TreeHouse Foods, Inc. (a)	40,231	2,347,881
		25,170,855
Household Products - 0.2%
Energizer Holdings, Inc.	43,571	2,065,265
Spectrum Brands Holdings, Inc. (b)	29,930	1,672,488
		3,737,753
Personal Products - 0.4%
Herbalife Nutrition Ltd. (a)	80,122	4,783,283
Nu Skin Enterprises, Inc. Class A	40,611	2,666,112
		7,449,395

TOTAL CONSUMER STAPLES		43,377,094

ENERGY - 3.1%
Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc.	78,443	4,392,024
Nabors Industries Ltd.	255,368	755,889
Patterson-UTI Energy, Inc.	158,367	1,920,992
RPC, Inc.	41,815	451,184
Transocean Ltd. (United States) (a)(b)	381,603	3,270,338
Weatherford International PLC (a)(b)	731,896	474,561
		11,264,988
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. (a)	178,316	1,793,859
Centennial Resource Development, Inc. Class A (a)(b)	135,215	1,780,782
Chesapeake Energy Corp. (a)(b)	771,283	2,198,157
CNX Resources Corp. (a)	148,016	1,796,914
Extraction Oil & Gas, Inc. (a)(b)	82,151	323,675
HollyFrontier Corp.	117,458	6,617,584
Kosmos Energy Ltd. (a)(b)	175,362	899,607
Murphy Oil Corp.	121,209	3,315,066
Newfield Exploration Co. (a)	147,155	2,689,993
Parsley Energy, Inc. Class A (a)	195,339	3,629,399
PBF Energy, Inc. Class A	87,987	3,222,084
QEP Resources, Inc. (a)	174,546	1,443,495
Range Resources Corp.	155,793	1,718,397
SM Energy Co.	82,003	1,608,899
Targa Resources Corp.	166,945	7,180,304
Whiting Petroleum Corp. (a)	66,255	1,896,881
WPX Energy, Inc. (a)	293,295	3,595,797
		45,710,893

TOTAL ENERGY		56,975,881

FINANCIALS - 13.8%
Banks - 5.1%
Associated Banc-Corp.	121,277	2,625,647
Bank of Hawaii Corp.	30,416	2,352,069
Bank of the Ozarks, Inc.	89,638	2,719,617
BankUnited, Inc.	74,647	2,523,815
BOK Financial Corp.	23,986	1,993,476
CIT Group, Inc.	78,045	3,604,899
Commerce Bancshares, Inc.	73,615	4,402,177
Cullen/Frost Bankers, Inc.	42,221	4,107,259
East West Bancorp, Inc.	106,663	5,367,282
First Citizens Bancshares, Inc.	5,838	2,379,160
First Hawaiian, Inc.	78,936	2,031,023
First Horizon National Corp.	239,312	3,513,100
FNB Corp., Pennsylvania	238,500	2,778,525
PacWest Bancorp	90,711	3,500,537
Peoples United Financial, Inc.	273,574	4,481,142
Pinnacle Financial Partners, Inc.	55,376	2,977,568
Popular, Inc.	73,027	3,988,004
Prosperity Bancshares, Inc.	49,151	3,496,602
Signature Bank	39,981	5,089,981
Sterling Bancorp	164,651	3,167,885
Synovus Financial Corp.	118,504	4,197,412
TCF Financial Corp.	121,759	2,698,179
Texas Capital Bancshares, Inc. (a)	37,022	2,157,272
Umpqua Holdings Corp.	161,945	2,863,188
Webster Financial Corp.	67,508	3,637,331
Western Alliance Bancorp. (a)	72,586	3,214,108
Wintrust Financial Corp.	41,224	2,932,675
Zions Bancorporation	140,150	6,669,739
		95,469,672
Capital Markets - 2.1%
BGC Partners, Inc. Class A	201,856	1,249,489
Brighthouse Financial, Inc. (a)	88,743	3,313,664
Eaton Vance Corp. (non-vtg.)	84,016	3,236,296
Evercore, Inc. Class A	29,674	2,654,339
FactSet Research Systems, Inc.	27,627	6,040,091
Lazard Ltd. Class A	85,871	3,416,807
Legg Mason, Inc.	62,535	1,863,543
LPL Financial	63,503	4,468,706
MarketAxess Holdings, Inc.	27,072	5,814,253
Morningstar, Inc.	13,416	1,665,596
SEI Investments Co.	96,975	4,610,192
Virtu Financial, Inc. Class A	30,151	770,358
		39,103,334
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	8,331	3,315,905
Navient Corp.	193,129	2,201,671
OneMain Holdings, Inc. (a)	56,427	1,686,603
Santander Consumer U.S.A. Holdings, Inc.	85,374	1,627,228
SLM Corp.	321,468	3,442,922
		12,274,329
Diversified Financial Services - 0.3%
Voya Financial, Inc.	114,839	5,331,975
Insurance - 4.1%
Alleghany Corp.	10,622	6,708,430
American Financial Group, Inc.	53,064	5,061,775
American National Insurance Co.	5,459	759,838
Aspen Insurance Holdings Ltd.	43,636	1,820,930
Assurant, Inc.	38,280	3,689,809
Assured Guaranty Ltd.	76,682	3,110,222
Axis Capital Holdings Ltd.	60,647	3,247,647
Brown & Brown, Inc.	171,534	4,658,863
Erie Indemnity Co. Class A	18,198	2,663,823
Everest Re Group Ltd.	29,901	6,549,814
First American Financial Corp.	80,167	4,014,763
Hanover Insurance Group, Inc.	31,308	3,570,364
Mercury General Corp.	20,178	1,043,203
Old Republic International Corp.	209,255	4,216,488
Reinsurance Group of America, Inc.	46,362	6,696,991
RenaissanceRe Holdings Ltd.	29,376	4,054,769
Torchmark Corp.	76,513	6,408,729
W.R. Berkley Corp.	70,201	5,397,755
White Mountains Insurance Group Ltd.	2,267	2,025,746
		75,699,959
Mortgage Real Estate Investment Trusts - 1.3%
AGNC Investment Corp.	382,195	6,845,112
Chimera Investment Corp.	137,617	2,618,852
MFA Financial, Inc.	330,123	2,419,802
New Residential Investment Corp.	267,894	4,548,840
Starwood Property Trust, Inc.	198,227	4,376,852
Two Harbors Investment Corp.	181,445	2,647,283
		23,456,741
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (b)	351,903	4,089,113
TFS Financial Corp.	36,475	594,907
		4,684,020

TOTAL FINANCIALS		256,020,030

HEALTH CARE - 11.0%
Biotechnology - 3.4%
Agios Pharmaceuticals, Inc. (a)(b)	37,369	2,002,978
Alkermes PLC (a)(b)	113,648	3,735,610
Alnylam Pharmaceuticals, Inc. (a)	65,978	5,511,142
bluebird bio, Inc. (a)(b)	39,988	5,335,599
Exact Sciences Corp. (a)(b)	88,429	7,965,684
Exelixis, Inc. (a)	216,696	5,107,525
Ionis Pharmaceuticals, Inc. (a)(b)	92,231	5,349,398
Neurocrine Biosciences, Inc. (a)	65,828	5,807,346
Sage Therapeutics, Inc. (a)	33,555	4,784,607
Sarepta Therapeutics, Inc. (a)(b)	49,017	6,848,165
Seattle Genetics, Inc. (a)(b)	80,111	6,122,884
United Therapeutics Corp. (a)	31,721	3,658,383
		62,229,321
Health Care Equipment & Supplies - 3.0%
Cantel Medical Corp.	27,193	2,214,054
DexCom, Inc. (a)	64,525	9,099,961
Hill-Rom Holdings, Inc.	48,854	4,886,377
ICU Medical, Inc. (a)	11,518	2,865,678
Insulet Corp. (a)(b)	43,143	3,502,780
Integra LifeSciences Holdings Corp. (a)	52,310	2,477,402
Masimo Corp. (a)	34,085	4,239,833
Penumbra, Inc. (a)(b)	22,627	3,292,455
Steris PLC	61,860	7,055,752
The Cooper Companies, Inc.	35,754	9,966,785
West Pharmaceutical Services, Inc.	54,025	5,849,287
		55,450,364
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)(b)	63,920	1,748,851
Chemed Corp.	11,455	3,412,903
Encompass Health Corp.	72,337	4,835,005
MEDNAX, Inc. (a)	64,616	2,333,284
Molina Healthcare, Inc. (a)	45,936	6,108,569
Premier, Inc. (a)	38,531	1,533,148
Wellcare Health Plans, Inc. (a)	36,820	10,179,994
		30,151,754
Health Care Technology - 0.7%
athenahealth, Inc. (a)	29,534	3,979,411
Veeva Systems, Inc. Class A (a)	89,789	9,792,388
		13,771,799
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	15,626	3,904,469
Bio-Techne Corp.	27,459	4,790,497
Bruker Corp.	74,190	2,601,101
Charles River Laboratories International, Inc. (a)	34,925	4,302,411
PerkinElmer, Inc.	81,275	7,355,388
PRA Health Sciences, Inc. (a)	42,712	4,526,191
QIAGEN NV (a)	163,798	6,065,440
		33,545,497
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	106,634	3,937,994
Jazz Pharmaceuticals PLC (a)	43,429	5,467,277
		9,405,271

TOTAL HEALTH CARE		204,554,006

INDUSTRIALS - 15.0%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	73,512	3,412,427
Curtiss-Wright Corp.	32,481	3,687,243
HEICO Corp.	28,703	2,425,404
HEICO Corp. Class A	55,995	3,921,330
Hexcel Corp.	63,530	4,301,616
Huntington Ingalls Industries, Inc.	31,403	6,483,149
Spirit AeroSystems Holdings, Inc. Class A	78,266	6,527,384
Teledyne Technologies, Inc. (a)	26,094	5,850,797
		36,609,350
Airlines - 0.6%
Alaska Air Group, Inc.	88,817	5,679,847
Copa Holdings SA Class A	23,082	2,189,328
JetBlue Airways Corp. (a)	225,078	4,049,153
		11,918,328
Building Products - 1.7%
A.O. Smith Corp.	105,005	5,025,539
Allegion PLC	70,142	6,022,392
Armstrong World Industries, Inc.	31,806	2,164,080
Fortune Brands Home & Security, Inc.	104,867	4,750,475
Lennox International, Inc.	26,475	6,070,188
Owens Corning	79,954	4,188,790
USG Corp.	60,201	2,597,673
		30,819,137
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	38,033	2,251,934
KAR Auction Services, Inc.	99,428	5,171,250
Rollins, Inc.	107,121	3,989,186
Stericycle, Inc. (a)	61,217	2,698,445
		14,110,815
Construction & Engineering - 1.1%
AECOM (a)	115,026	3,520,946
Arcosa, Inc.	35,838	1,054,712
Fluor Corp.	103,643	3,790,225
Jacobs Engineering Group, Inc.	94,215	6,105,132
Quanta Services, Inc.	107,802	3,809,723
Valmont Industries, Inc.	15,969	2,060,001
		20,340,739
Electrical Equipment - 0.9%
Acuity Brands, Inc.	29,459	3,561,888
GrafTech International Ltd. (b)	42,933	567,145
Hubbell, Inc. Class B	40,362	4,412,777
Regal Beloit Corp.	31,920	2,450,179
Sensata Technologies, Inc. PLC (a)	119,651	5,683,423
		16,675,412
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	43,142	4,647,688
ITT, Inc.	64,559	3,393,221
		8,040,909
Machinery - 4.7%
AGCO Corp.	48,418	3,108,436
Allison Transmission Holdings, Inc.	84,694	4,122,057
Apergy Corp. (a)	57,352	1,928,174
Colfax Corp. (a)	62,500	1,546,875
Crane Co.	36,930	3,056,327
Donaldson Co., Inc.	94,736	4,479,118
Flowserve Corp.	96,676	4,257,611
Gardner Denver Holdings, Inc. (a)	93,363	2,303,265
Gates Industrial Corp. PLC (a)(b)	32,652	486,841
Graco, Inc.	122,219	5,295,749
IDEX Corp.	56,640	7,808,390
Lincoln Electric Holdings, Inc.	46,510	4,020,324
Middleby Corp. (a)(b)	40,467	4,759,729
Nordson Corp.	42,777	5,545,610
Oshkosh Corp.	53,748	4,033,787
Pentair PLC	115,711	4,766,136
Snap-On, Inc. (b)	41,466	6,882,941
Terex Corp.	48,716	1,496,068
Timken Co.	50,663	2,157,737
Toro Co.	76,169	4,532,056
Trinity Industries, Inc.	107,512	2,513,631
WABCO Holdings, Inc. (a)	38,492	4,396,941
Wabtec Corp.	63,483	4,390,484
		87,888,287
Marine - 0.2%
Kirby Corp. (a)	43,566	3,263,529
Professional Services - 0.7%
Dun & Bradstreet Corp.	27,441	3,971,810
Manpower, Inc.	45,553	3,600,054
Robert Half International, Inc.	87,366	5,628,991
		13,200,855
Road & Rail - 0.8%
AMERCO	5,166	1,873,502
Genesee & Wyoming, Inc. Class A (a)	43,445	3,411,301
Knight-Swift Transportation Holdings, Inc. Class A (b)	93,195	2,958,941
Landstar System, Inc.	30,217	3,069,443
Ryder System, Inc.	38,456	2,226,987
Schneider National, Inc. Class B	35,026	743,952
		14,284,126
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	71,736	2,721,664
HD Supply Holdings, Inc. (a)	137,047	5,747,751
MSC Industrial Direct Co., Inc. Class A	33,047	2,759,094
Univar, Inc. (a)	85,143	1,773,529
Watsco, Inc.	23,554	3,473,744
WESCO International, Inc. (a)	34,685	1,817,494
		18,293,276
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	58,741	2,535,849

TOTAL INDUSTRIALS		277,980,612

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 0.5%
Arris International PLC (a)	120,627	3,786,482
CommScope Holding Co., Inc. (a)	140,242	2,932,460
EchoStar Holding Corp. Class A (a)	35,298	1,446,512
Ubiquiti Networks, Inc. (b)	11,099	1,201,023
		9,366,477
Electronic Equipment & Components - 3.6%
ADT, Inc. (b)	78,339	565,608
Arrow Electronics, Inc. (a)	64,275	4,881,686
Avnet, Inc.	81,581	3,361,137
CDW Corp.	108,213	9,010,897
Cognex Corp.	122,177	5,559,054
Coherent, Inc. (a)	17,859	2,110,934
Dolby Laboratories, Inc. Class A	46,020	2,974,273
FLIR Systems, Inc.	99,340	4,855,739
Jabil, Inc.	116,906	3,115,545
Keysight Technologies, Inc. (a)	138,341	10,240,001
Littelfuse, Inc.	17,799	3,127,640
National Instruments Corp.	81,591	3,607,954
Trimble, Inc. (a)	184,289	6,940,324
Zebra Technologies Corp. Class A (a)	38,984	6,767,622
		67,118,414
IT Services - 3.5%
Booz Allen Hamilton Holding Corp. Class A	102,871	5,054,052
Conduent, Inc. (a)	140,724	1,794,231
CoreLogic, Inc. (a)	59,338	2,153,969
Elastic NV (b)	5,937	504,645
EPAM Systems, Inc. (a)	37,903	5,362,516
Euronet Worldwide, Inc. (a)	36,370	4,182,914
Genpact Ltd.	108,667	3,241,537
GoDaddy, Inc. (a)	118,337	8,121,468
Jack Henry & Associates, Inc.	56,872	7,595,256
Leidos Holdings, Inc.	104,295	6,049,110
Okta, Inc. (a)	63,320	5,219,468
Sabre Corp.	203,616	4,679,096
Switch, Inc. Class A (b)	27,890	232,603
Twilio, Inc. Class A (a)(b)	65,007	7,236,579
WEX, Inc. (a)	30,473	4,916,209
		66,343,653
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)(b)	692,337	16,899,944
Cypress Semiconductor Corp.	264,717	3,671,625
First Solar, Inc. (a)	60,551	3,063,275
Marvell Technology Group Ltd.	409,614	7,590,147
MKS Instruments, Inc.	39,453	3,220,548
Monolithic Power Systems, Inc.	30,052	3,803,381
ON Semiconductor Corp. (a)	308,078	6,173,883
Teradyne, Inc.	132,349	4,763,241
Universal Display Corp. (b)	31,416	3,261,923
Versum Materials, Inc.	80,297	2,952,521
		55,400,488
Software - 6.6%
2U, Inc. (a)(b)	40,410	2,297,309
Aspen Technology, Inc. (a)	52,789	5,101,001
Black Knight, Inc. (a)	104,914	5,160,720
Cadence Design Systems, Inc. (a)	206,381	9,912,479
Ceridian HCM Holding, Inc. (b)	25,923	1,068,287
DocuSign, Inc.	54,319	2,686,075
Fair Isaac Corp. (a)	21,191	4,772,213
FireEye, Inc. (a)	142,848	2,525,553
Fortinet, Inc. (a)	104,161	7,975,608
Guidewire Software, Inc. (a)	59,895	5,191,699
LogMeIn, Inc.	37,211	3,461,367
Manhattan Associates, Inc. (a)	48,251	2,353,201
Nuance Communications, Inc. (a)	210,888	3,346,793
Nutanix, Inc. Class A (a)	103,417	5,298,053
Parametric Technology Corp. (a)	86,290	7,316,529
Paycom Software, Inc. (a)(b)	36,665	5,435,220
Pegasystems, Inc.	27,797	1,564,693
Pluralsight, Inc. (b)	17,568	526,689
Proofpoint, Inc. (a)	37,153	3,784,776
RealPage, Inc. (a)	52,846	2,947,221
RingCentral, Inc. (a)	50,413	4,660,178
SolarWinds, Inc. (a)	18,630	326,957
SS&C Technologies Holdings, Inc.	152,387	7,846,407
Tableau Software, Inc. (a)	52,730	6,741,003
Teradata Corp. (a)	87,663	3,890,484
Tyler Technologies, Inc. (a)	28,207	5,336,482
Ultimate Software Group, Inc. (a)	22,449	6,130,148
Zendesk, Inc. (a)	77,705	5,247,419
		122,904,564
Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp. (a)	87,160	2,331,530
Pure Storage, Inc. Class A (a)	121,485	2,175,796
Xerox Corp.	154,264	4,351,787
		8,859,113

TOTAL INFORMATION TECHNOLOGY		329,992,709

MATERIALS - 6.5%
Chemicals - 2.5%
Ashland Global Holdings, Inc.	46,043	3,494,664
Axalta Coating Systems Ltd. (a)	156,166	4,000,973
Cabot Corp.	43,754	2,051,625
CF Industries Holdings, Inc.	170,441	7,439,750
Element Solutions, Inc. (a)	163,979	1,843,124
Huntsman Corp.	161,187	3,541,278
NewMarket Corp.	5,709	2,289,823
Olin Corp.	123,274	2,910,499
RPM International, Inc.	97,018	5,545,549
The Chemours Co. LLC	126,501	4,522,411
The Scotts Miracle-Gro Co. Class A	29,700	2,208,195
Valvoline, Inc.	140,953	3,116,471
W.R. Grace & Co.	49,056	3,483,467
		46,447,829
Construction Materials - 0.3%
Eagle Materials, Inc.	34,235	2,430,685
nVent Electric PLC	118,875	2,974,253
		5,404,938
Containers & Packaging - 2.5%
Aptargroup, Inc.	45,933	4,552,879
Ardagh Group SA	13,721	166,299
Avery Dennison Corp.	63,837	6,667,775
Bemis Co., Inc.	66,886	3,266,712
Berry Global Group, Inc. (a)	97,289	4,791,483
Crown Holdings, Inc. (a)	95,504	4,870,704
Graphic Packaging Holding Co.	228,512	2,758,140
Owens-Illinois, Inc.	117,647	2,361,175
Packaging Corp. of America	69,071	6,514,777
Sealed Air Corp.	115,570	4,565,015
Silgan Holdings, Inc.	57,146	1,578,373
Sonoco Products Co.	72,642	4,182,726
		46,276,058
Metals & Mining - 1.1%
Alcoa Corp. (a)	138,076	4,098,096
Reliance Steel & Aluminum Co.	50,473	4,132,729
Royal Gold, Inc.	48,137	4,205,730
Steel Dynamics, Inc.	162,656	5,951,583
United States Steel Corp.	130,259	2,936,038
		21,324,176
Paper & Forest Products - 0.1%
Domtar Corp.	46,124	2,163,216

TOTAL MATERIALS		121,616,217

REAL ESTATE - 12.2%
Equity Real Estate Investment Trusts (REITs) - 11.3%
American Campus Communities, Inc.	100,632	4,631,085
American Homes 4 Rent Class A	191,006	4,223,143
Apartment Investment & Management Co. Class A	114,099	5,650,182
Apple Hospitality (REIT), Inc.	160,017	2,625,879
Brandywine Realty Trust (SBI)	129,726	1,952,376
Brixmor Property Group, Inc.	222,854	3,817,489
Camden Property Trust (SBI)	65,597	6,359,629
Colony Capital, Inc.	355,169	2,155,876
Columbia Property Trust, Inc.	87,395	1,928,808
CoreSite Realty Corp.	26,881	2,655,574
Corporate Office Properties Trust (SBI)	76,246	1,882,514
CubeSmart	136,962	4,238,974
CyrusOne, Inc.	77,324	4,190,961
DDR Corp.	112,751	1,473,656
Douglas Emmett, Inc.	118,642	4,488,227
Duke Realty Corp.	263,627	7,708,453
Empire State Realty Trust, Inc.	104,728	1,619,095
EPR Properties	54,471	3,979,651
Equity Commonwealth	86,727	2,806,486
Equity Lifestyle Properties, Inc.	63,251	6,697,016
Gaming & Leisure Properties	148,935	5,585,063
Healthcare Trust of America, Inc.	152,368	4,330,299
Highwoods Properties, Inc. (SBI)	75,091	3,328,033
Hospitality Properties Trust (SBI)	120,231	3,205,358
Hudson Pacific Properties, Inc.	113,867	3,697,261
Iron Mountain, Inc. (b)	209,876	7,807,387
JBG SMITH Properties	77,279	2,986,833
Kilroy Realty Corp.	72,979	5,142,100
Kimco Realty Corp.	300,423	5,110,195
Lamar Advertising Co. Class A	62,332	4,640,617
Liberty Property Trust (SBI)	108,946	5,135,714
Life Storage, Inc.	33,856	3,327,029
Medical Properties Trust, Inc.	268,075	4,878,965
National Retail Properties, Inc.	117,018	6,168,019
Omega Healthcare Investors, Inc.	146,279	5,878,953
Outfront Media, Inc.	102,380	2,124,385
Paramount Group, Inc.	151,062	2,187,378
Park Hotels & Resorts, Inc.	148,490	4,465,094
Rayonier, Inc.	95,277	2,900,232
Regency Centers Corp.	112,254	7,296,510
Retail Properties America, Inc.	158,903	2,008,534
Senior Housing Properties Trust (SBI)	173,742	2,392,427
Spirit Realty Capital, Inc.	63,215	2,510,900
Store Capital Corp.	141,556	4,575,090
Sun Communities, Inc.	62,126	6,828,269
Taubman Centers, Inc.	43,771	2,179,796
The Macerich Co.	100,487	4,638,480
Uniti Group, Inc.	124,089	2,470,612
VEREIT, Inc.	716,544	5,789,676
Weingarten Realty Investors (SBI)	88,227	2,531,233
WP Carey, Inc.	117,490	8,798,826
		210,004,342
Real Estate Management & Development - 0.9%
Howard Hughes Corp. (a)	28,669	3,183,406
Jones Lang LaSalle, Inc.	33,502	4,804,522
Realogy Holdings Corp. (b)	86,887	1,542,244
Retail Value, Inc.	11,336	344,728
VICI Properties, Inc.	296,232	6,377,875
		16,252,775

TOTAL REAL ESTATE		226,257,117

UTILITIES - 3.8%
Electric Utilities - 1.7%
Alliant Energy Corp.	174,410	7,756,013
Hawaiian Electric Industries, Inc.	79,968	2,974,010
OGE Energy Corp.	147,376	6,035,047
Pinnacle West Capital Corp.	82,512	7,270,957
Vistra Energy Corp. (a)	292,157	7,336,062
		31,372,089
Gas Utilities - 1.0%
Atmos Energy Corp.	80,436	7,852,967
National Fuel Gas Co.	59,992	3,437,542
UGI Corp.	127,638	7,279,195
		18,569,704
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	214,056	8,757,031
Multi-Utilities - 0.4%
MDU Resources Group, Inc.	143,335	3,685,143
Vectren Corp.	61,479	4,449,850
		8,134,993
Water Utilities - 0.2%
Aqua America, Inc.	131,521	4,609,811

TOTAL UTILITIES		71,443,628

TOTAL COMMON STOCKS
(Cost $1,652,110,609)		1,850,327,973
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.6% 9/12/19 (c)
(Cost $984,275)	1,000,000	985,118
	Shares	Value

Money Market Funds - 8.9%
Fidelity Cash Central Fund, 2.43% (d)	171	$171
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	165,848,780	165,865,365
TOTAL MONEY MARKET FUNDS
(Cost $165,865,536)		165,865,536
TOTAL INVESTMENT IN SECURITIES - 108.5%
(Cost $1,818,960,420)		2,017,178,627
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(157,330,801)
NET ASSETS - 100%		$1,859,847,826

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	78	March 2019	$14,321,580	$420,207	$420,207

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $568,413.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$88,676
Fidelity Securities Lending Cash Central Fund	154,723
Total	$243,399

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$60,690,150	$60,690,150	$--	$--
Consumer Discretionary	201,420,529	201,420,529	--	--
Consumer Staples	43,377,094	43,377,094	--	--
Energy	56,975,881	56,975,881	--	--
Financials	256,020,030	256,020,030	--	--
Health Care	204,554,006	204,554,006	--	--
Industrials	277,980,612	277,980,612	--	--
Information Technology	329,992,709	329,992,709	--	--
Materials	121,616,217	121,616,217	--	--
Real Estate	226,257,117	226,257,117	--	--
Utilities	71,443,628	71,443,628	--	--
U.S. Government and Government Agency Obligations	985,118	--	985,118	--
Money Market Funds	165,865,536	165,865,536	--	--
Total Investments in Securities:	$2,017,178,627	$2,016,193,509	$985,118	$--
Derivative Instruments:
Assets
Futures Contracts	$420,207	$420,207	$--	$--
Total Assets	$420,207	$420,207	$--	$--
Total Derivative Instruments:	$420,207	$420,207	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$420,207	$0
Total Equity Risk	420,207	0
Total Value of Derivatives	$420,207	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $165,514,544) — See accompanying schedule: Unaffiliated issuers (cost $1,653,094,884)	$1,851,313,091
Fidelity Central Funds (cost $165,865,536)	165,865,536
Total Investment in Securities (cost $1,818,960,420)		$2,017,178,627
Receivable for investments sold		21,375,450
Receivable for fund shares sold		1,093,267
Dividends receivable		1,103,805
Distributions receivable from Fidelity Central Funds		27,294
Receivable for daily variation margin on futures contracts		55,210
Prepaid expenses		2,694
Receivable from investment adviser for expense reductions		214,131
Total assets		2,041,050,478
Liabilities
Payable to custodian bank	$6,364,155
Payable for investments purchased	1,474,640
Payable for fund shares redeemed	2,695,753
Accrued management fee	184,508
Notes payable	4,368,000
Other affiliated payables	168,105
Other payables and accrued expenses	87,492
Collateral on securities loaned	165,859,999
Total liabilities		181,202,652
Net Assets		$1,859,847,826
Net Assets consist of:
Paid in capital		$1,710,722,196
Total distributable earnings (loss)		149,125,630
Net Assets, for 159,603,334 shares outstanding		$1,859,847,826
Net Asset Value, offering price and redemption price per share ($1,859,847,826 ÷ 159,603,334 shares)		$11.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$16,304,357
Interest		10,003
Income from Fidelity Central Funds		243,399
Total income		16,557,759
Expenses
Management fee	$1,153,856
Transfer agent fees	786,720
Accounting and security lending fees	270,914
Custodian fees and expenses	80,329
Independent trustees' fees and expenses	5,297
Registration fees	29,618
Audit	27,388
Legal	4,622
Interest	29,651
Miscellaneous	6,400
Total expenses before reductions	2,394,795
Expense reductions	(1,306,779)
Total expenses after reductions		1,088,016
Net investment income (loss)		15,469,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(29,351,619)
Fidelity Central Funds	(2,532)
Futures contracts	(1,476,142)
Total net realized gain (loss)		(30,830,293)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(61,616,949)
Futures contracts	391,485
Total change in net unrealized appreciation (depreciation)		(61,225,464)
Net gain (loss)		(92,055,757)
Net increase (decrease) in net assets resulting from operations		$(76,586,014)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,469,743	$25,735,157
Net realized gain (loss)	(30,830,293)	106,946,615
Change in net unrealized appreciation (depreciation)	(61,225,464)	142,150,184
Net increase (decrease) in net assets resulting from operations	(76,586,014)	274,831,956
Distributions to shareholders	(136,561,154)	–
Distributions to shareholders from net investment income	–	(17,827,435)
Distributions to shareholders from net realized gain	–	(10,934,823)
Total distributions	(136,561,154)	(28,762,258)
Share transactions
Proceeds from sales of shares	537,314,462	1,274,523,020
Reinvestment of distributions	17,561,702	5,077,657
Cost of shares redeemed	(763,333,515)	(705,178,230)
Net increase (decrease) in net assets resulting from share transactions	(208,457,351)	574,422,447
Total increase (decrease) in net assets	(421,604,519)	820,492,145
Net Assets
Beginning of period	2,281,452,345	1,460,960,200
End of period	$1,859,847,826	$2,281,452,345
Other Information
Undistributed net investment income end of period		$14,791,659
Shares
Sold	47,205,507	105,228,710
Issued in reinvestment of distributions	1,408,093	433,807
Redeemed	(65,133,468)	(58,088,108)
Net increase (decrease)	(16,519,868)	47,574,409

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Small-Mid Cap 500 Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.95	$11.37	$10.26	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.17	.15	.14
Net realized and unrealized gain (loss)	(.59)	1.62	1.11	.18
Total from investment operations	(.50)	1.79	1.26	.32
Distributions from net investment income	(.18)	(.13)	(.09)	(.05)
Distributions from net realized gain	(.63)	(.08)	(.06)	(.01)
Total distributions	(.80)C	(.21)	(.15)	(.06)
Net asset value, end of period	$11.65	$12.95	$11.37	$10.26
Total ReturnD,E	(4.20)%	15.91%	12.41%	3.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.23%H	.23%	.29%	.35%H
Expenses net of fee waivers, if any	.10%H	.13%	.15%	.15%H
Expenses net of all reductions	.10%H	.13%	.15%	.15%H
Net investment income (loss)	1.47%H	1.37%	1.38%	1.48%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,859,848	$2,281,452	$1,460,960	$355,719
Portfolio turnover rateI	40%H	39%	22%	99%H

 A For the period August 12, 2015 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.80 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.626 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$297,446,334
Gross unrealized depreciation	(118,839,966)
Net unrealized appreciation (depreciation)	$178,606,368
Tax cost	$1,838,992,466

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $417,536,854 and $742,661,715, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$17,356,100	2.44%	$11,742

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,843 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $154,723. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $111,157,000. The weighted average interest rate was 2.90%. The interest expense amounted to $17,909 under the bank borrowing program. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Fund's Statement of Assets and Liabilities.

10. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,305,108. Effective March 1, 2019 the expense limitation will be changed to .05%. This reimbursement will remain in place through November 30, 2020.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,671.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Actual	.10%	$1,000.00	$958.00	$.49-C
Hypothetica-D		$1,000.00	$1,024.70	$.51-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the Fund level expense contract and/ or expense cap, effective March 1, 2019, had been in effect during the current period, the restated annualized expense ratio would have been .05% and the expenses paid in the actual and hypothetical examples above would have been $.25 and $.26, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Small-Mid Cap 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI Small-Mid Cap 500 Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2017.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10% through September 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SV3-SANN-0319
1.9868214.103

Fidelity® SAI U.S. Quality Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2019

% of fund's net assets
Facebook, Inc. Class A	5.4
Microsoft Corp.	4.9
Apple, Inc.	4.5
Johnson & Johnson	4.4
MasterCard, Inc. Class A	3.8
23.0

Top Five Market Sectors as of January 31, 2019

% of fund's net assets
Information Technology	37.9
Communication Services	13.2
Health Care	12.7
Consumer Discretionary	11.5
Industrials	11.3

Asset Allocation (% of fund's net assets)

As of January 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments – 2.4%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 13.2%
Entertainment - 2.2%
The Walt Disney Co.	1,440,514	$160,646,121
Interactive Media & Services - 10.6%
Alphabet, Inc.:
Class A (a)	166,508	187,469,692
Class C (a)	175,410	195,822,462
Facebook, Inc. Class A (a)	2,357,635	392,994,173
		776,286,327
Media - 0.4%
Interpublic Group of Companies, Inc.	372,773	8,480,586
Omnicom Group, Inc. (b)	250,318	19,494,766
		27,975,352

TOTAL COMMUNICATION SERVICES		964,907,800

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.3%
Autoliv, Inc. (b)	98,850	7,893,173
BorgWarner, Inc.	190,345	7,785,111
Lear Corp.	66,911	10,299,610
		25,977,894
Hotels, Restaurants & Leisure - 2.8%
Darden Restaurants, Inc.	125,821	13,202,398
Las Vegas Sands Corp.	361,598	21,102,859
Marriott International, Inc. Class A	334,115	38,266,191
Starbucks Corp.	1,945,908	132,594,171
		205,165,619
Household Durables - 0.3%
Garmin Ltd.	101,074	6,992,299
Leggett & Platt, Inc. (b)	115,689	4,738,621
NVR, Inc. (a)	4,259	11,328,940
		23,059,860
Internet & Direct Marketing Retail - 1.3%
The Booking Holdings, Inc. (a)	52,246	95,756,991
Leisure Products - 0.2%
Hasbro, Inc.	111,392	10,087,660
Polaris Industries, Inc.	58,186	4,880,642
		14,968,302
Multiline Retail - 0.4%
Dollar General Corp.	252,227	29,114,563
Specialty Retail - 3.7%
Best Buy Co., Inc.	260,525	15,433,501
Gap, Inc.	228,648	5,816,805
Lowe's Companies, Inc.	864,764	83,155,706
Ross Stores, Inc.	510,389	47,017,035
TJX Companies, Inc.	1,757,563	87,403,608
Tractor Supply Co.	137,578	11,749,161
Ulta Beauty, Inc. (a)	67,611	19,737,003
		270,312,819
Textiles, Apparel & Luxury Goods - 2.5%
Capri Holdings Ltd. (a)	168,478	7,156,945
lululemon athletica, Inc. (a)	103,998	15,371,944
NIKE, Inc. Class B	1,565,811	128,208,605
VF Corp.	351,687	29,601,495
		180,338,989

TOTAL CONSUMER DISCRETIONARY		844,695,037

CONSUMER STAPLES - 9.7%
Beverages - 2.6%
Brown-Forman Corp. Class B (non-vtg.)	302,088	14,273,658
Monster Beverage Corp. (a)	418,492	23,954,482
PepsiCo, Inc.	1,337,471	150,692,858
		188,920,998
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	425,133	91,246,296
Sysco Corp.	459,600	29,345,460
		120,591,756
Food Products - 0.4%
Hormel Foods Corp. (b)	278,538	11,787,728
The Hershey Co.	143,461	15,221,212
		27,008,940
Household Products - 3.2%
Clorox Co.	126,934	18,834,467
Procter & Gamble Co.	2,203,299	212,552,255
		231,386,722
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	240,780	32,847,208
Tobacco - 1.5%
Altria Group, Inc.	2,209,835	109,055,357

TOTAL CONSUMER STAPLES		709,810,981

FINANCIALS - 2.3%
Banks - 0.1%
East West Bancorp, Inc.	130,999	6,591,870
Capital Markets - 1.5%
Ameriprise Financial, Inc.	141,576	17,923,522
Eaton Vance Corp. (non-vtg.)	123,339	4,751,018
Franklin Resources, Inc.	295,277	8,743,152
Moody's Corp.	296,669	47,025,003
SEI Investments Co.	151,239	7,189,902
T. Rowe Price Group, Inc.	261,603	24,449,416
		110,082,013
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	490,094	43,221,390
Principal Financial Group, Inc.	265,293	13,283,221
		56,504,611

TOTAL FINANCIALS		173,178,494

HEALTH CARE - 12.7%
Biotechnology - 4.4%
Amgen, Inc.	760,115	142,225,118
Biogen, Inc. (a)	211,196	70,493,001
Celgene Corp. (a)	805,567	71,260,457
Regeneron Pharmaceuticals, Inc. (a)	76,265	32,738,277
United Therapeutics Corp. (a)	39,768	4,586,443
		321,303,296
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. (a)	84,105	20,937,940
Edwards Lifesciences Corp. (a)	197,174	33,602,393
ResMed, Inc.	141,539	13,470,267
Varian Medical Systems, Inc. (a)	97,754	12,906,461
		80,917,061
Health Care Technology - 0.2%
Cerner Corp. (a)	274,543	15,075,156
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (a)	32,210	20,555,134
Waters Corp. (a)	75,677	17,498,036
		38,053,170
Pharmaceuticals - 6.5%
Eli Lilly & Co.	960,373	115,110,308
Johnson & Johnson	2,400,178	319,415,688
Zoetis, Inc. Class A	453,528	39,075,972
		473,601,968

TOTAL HEALTH CARE		928,950,651

INDUSTRIALS - 11.3%
Aerospace & Defense - 3.2%
General Dynamics Corp.	253,118	43,326,208
Huntington Ingalls Industries, Inc.	46,822	9,666,402
Lockheed Martin Corp.	449,891	130,328,924
Raytheon Co.	267,587	44,087,634
Spirit AeroSystems Holdings, Inc. Class A	120,082	10,014,839
		237,424,007
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	141,527	12,280,298
Expeditors International of Washington, Inc.	194,410	13,472,613
		25,752,911
Airlines - 0.1%
Southwest Airlines Co.	125,050	7,097,838
Building Products - 0.1%
A.O. Smith Corp.	144,975	6,938,504
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	211,964	10,731,737
Rollins, Inc.	164,896	6,140,727
		16,872,464
Electrical Equipment - 0.5%
Acuity Brands, Inc.	38,773	4,688,043
Rockwell Automation, Inc.	171,629	29,094,548
		33,782,591
Industrial Conglomerates - 3.1%
3M Co.	636,365	127,463,910
Honeywell International, Inc.	716,857	102,962,171
		230,426,081
Machinery - 1.4%
Cummins, Inc.	154,844	22,779,101
IDEX Corp.	69,525	9,584,717
Illinois Tool Works, Inc.	382,095	52,465,464
Snap-On, Inc.	52,283	8,678,455
WABCO Holdings, Inc. (a)	45,935	5,247,155
		98,754,892
Professional Services - 0.1%
Robert Half International, Inc.	137,443	8,855,452
Road & Rail - 1.7%
J.B. Hunt Transport Services, Inc.	80,092	8,573,048
Old Dominion Freight Lines, Inc.	59,639	8,106,729
Union Pacific Corp.	696,180	110,741,353
		127,421,130
Trading Companies & Distributors - 0.5%
Fastenal Co.	322,675	19,508,931
W.W. Grainger, Inc.	44,982	13,287,233
		32,796,164

TOTAL INDUSTRIALS		826,122,034

INFORMATION TECHNOLOGY - 37.9%
Communications Equipment - 3.0%
Cisco Systems, Inc.	4,451,877	210,529,263
F5 Networks, Inc. (a)	72,491	11,667,426
		222,196,689
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	289,946	25,492,052
Cognex Corp.	170,078	7,738,549
IPG Photonics Corp. (a)	36,967	4,916,611
		38,147,212
IT Services - 13.2%
Accenture PLC Class A	817,945	125,595,455
Automatic Data Processing, Inc.	594,640	83,154,458
Broadridge Financial Solutions, Inc.	125,159	12,619,782
Fiserv, Inc. (a)	375,790	31,164,265
IBM Corp.	968,319	130,161,440
Jack Henry & Associates, Inc.	77,381	10,334,233
MasterCard, Inc. Class A	1,306,160	275,769,561
Paychex, Inc.	409,463	28,989,980
Visa, Inc. Class A	1,980,211	267,348,287
		965,137,461
Semiconductors & Semiconductor Equipment - 8.2%
Applied Materials, Inc.	1,183,087	46,235,040
Intel Corp.	4,650,382	219,126,000
KLA-Tencor Corp.	203,989	21,739,108
Lam Research Corp.	185,358	31,433,010
Maxim Integrated Products, Inc. (b)	296,024	16,065,222
NVIDIA Corp.	716,841	103,045,894
Skyworks Solutions, Inc.	174,160	12,720,646
Texas Instruments, Inc.	1,163,736	117,164,940
Xilinx, Inc.	264,175	29,571,750
		597,101,610
Software - 8.2%
Adobe, Inc. (a)	465,894	115,457,851
Cadence Design Systems, Inc. (a)	260,741	12,523,390
Citrix Systems, Inc.	155,329	15,927,436
Intuit, Inc.	323,205	69,754,103
Microsoft Corp.	3,455,964	360,906,321
Red Hat, Inc. (a)	165,166	29,373,121
		603,942,222
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	1,986,135	330,572,309
NetApp, Inc.	287,171	18,312,895
		348,885,204

TOTAL INFORMATION TECHNOLOGY		2,775,410,398

MATERIALS - 0.5%
Chemicals - 0.5%
LyondellBasell Industries NV Class A	399,466	34,741,558
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Public Storage	161,254	34,269,700
TOTAL COMMON STOCKS
(Cost $5,936,311,783)		7,292,086,653

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.43% (c)	20,931,073	20,935,259
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	42,085,181	42,089,389
TOTAL MONEY MARKET FUNDS
(Cost $63,024,530)		63,024,648
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $5,999,336,313)		7,355,111,301
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(35,332,527)
NET ASSETS - 100%		$7,319,778,774

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	204	March 2019	$27,585,900	$1,754,650	$1,754,650

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$218,987
Fidelity Securities Lending Cash Central Fund	173,850
Total	$392,837

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$964,907,800	$964,907,800	$--	$--
Consumer Discretionary	844,695,037	844,695,037	--	--
Consumer Staples	709,810,981	709,810,981	--	--
Financials	173,178,494	173,178,494	--	--
Health Care	928,950,651	928,950,651	--	--
Industrials	826,122,034	826,122,034	--	--
Information Technology	2,775,410,398	2,775,410,398	--	--
Materials	34,741,558	34,741,558	--	--
Real Estate	34,269,700	34,269,700	--	--
Money Market Funds	63,024,648	63,024,648	--	--
Total Investments in Securities:	$7,355,111,301	$7,355,111,301	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$1,754,650	$1,754,650	$--	$--
Total Assets	$1,754,650	$1,754,650	$--	$--
Total Derivative Instruments:	$1,754,650	$1,754,650	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,754,650	$0
Total Equity Risk	1,754,650	0
Total Value of Derivatives	$1,754,650	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $41,467,367) — See accompanying schedule: Unaffiliated issuers (cost $5,936,311,783)	$7,292,086,653
Fidelity Central Funds (cost $63,024,530)	63,024,648
Total Investment in Securities (cost $5,999,336,313)		$7,355,111,301
Segregated cash with brokers for derivative instruments		1,146,000
Receivable for fund shares sold		2,889,508
Dividends receivable		4,623,625
Distributions receivable from Fidelity Central Funds		43,854
Receivable for daily variation margin on futures contracts		210,753
Prepaid expenses		8,261
Receivable from investment adviser for expense reductions		262,141
Total assets		7,364,295,443
Liabilities
Payable for fund shares redeemed	1,241,442
Accrued management fee	582,171
Other affiliated payables	516,498
Other payables and accrued expenses	100,829
Collateral on securities loaned	42,075,729
Total liabilities		44,516,669
Net Assets		$7,319,778,774
Net Assets consist of:
Paid in capital		$5,959,937,426
Total distributable earnings (loss)		1,359,841,348
Net Assets, for 541,172,405 shares outstanding		$7,319,778,774
Net Asset Value, offering price and redemption price per share ($7,319,778,774 ÷ 541,172,405 shares)		$13.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$61,240,615
Interest		9,621
Income from Fidelity Central Funds		392,837
Total income		61,643,073
Expenses
Management fee	$3,576,061
Transfer agent fees	2,682,046
Accounting and security lending fees	485,401
Custodian fees and expenses	43,543
Independent trustees' fees and expenses	17,574
Registration fees	113,958
Audit	27,093
Legal	9,688
Miscellaneous	20,301
Total expenses before reductions	6,975,665
Expense reductions	(1,580,434)
Total expenses after reductions		5,395,231
Net investment income (loss)		56,247,842
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,749,149
Fidelity Central Funds	(2,047)
Futures contracts	(309,179)
Total net realized gain (loss)		29,437,923
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(237,618,241)
Fidelity Central Funds	118
Futures contracts	1,441,830
Total change in net unrealized appreciation (depreciation)		(236,176,293)
Net gain (loss)		(206,738,370)
Net increase (decrease) in net assets resulting from operations		$(150,490,528)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,247,842	$96,242,444
Net realized gain (loss)	29,437,923	87,427,749
Change in net unrealized appreciation (depreciation)	(236,176,293)	982,538,491
Net increase (decrease) in net assets resulting from operations	(150,490,528)	1,166,208,684
Distributions to shareholders	(197,565,929)	–
Distributions to shareholders from net investment income	–	(87,325,140)
Distributions to shareholders from net realized gain	–	(134,730,131)
Total distributions	(197,565,929)	(222,055,271)
Share transactions
Proceeds from sales of shares	698,815,799	4,206,625,253
Reinvestment of distributions	138,985,268	162,527,504
Cost of shares redeemed	(417,609,276)	(3,159,543,842)
Net increase (decrease) in net assets resulting from share transactions	420,191,791	1,209,608,915
Total increase (decrease) in net assets	72,135,334	2,153,762,328
Net Assets
Beginning of period	7,247,643,440	5,093,881,112
End of period	$7,319,778,774	$7,247,643,440
Other Information
Undistributed net investment income end of period		$48,909,433
Shares
Sold	51,786,078	317,003,949
Issued in reinvestment of distributions	9,901,495	13,154,961
Redeemed	(29,841,454)	(235,826,171)
Net increase (decrease)	31,846,119	94,332,739

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Quality Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.23	$12.27	$10.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.21	.21	.13
Net realized and unrealized gain (loss)	(.42)	2.25	1.36	.77
Total from investment operations	(.31)	2.46	1.57	.90
Distributions from net investment income	(.19)	(.19)	(.14)	(.03)
Distributions from net realized gain	(.20)	(.31)	(.03)	–
Total distributions	(.39)	(.50)	(.17)	(.03)
Net asset value, end of period	$13.53	$14.23	$12.27	$10.87
Total ReturnC,D	(2.29)%	20.71%	14.70%	9.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.19%G	.20%	.21%	.25%G
Expenses net of fee waivers, if any	.15%G	.15%	.15%	.15%G
Expenses net of all reductions	.15%G	.15%	.15%	.15%G
Net investment income (loss)	1.57%G	1.55%	1.84%	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,319,779	$7,247,643	$5,093,881	$3,598,609
Portfolio turnover rateH	28%G	34%	31%	25%G

 A For the period October 8, 2015 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,547,357,180
Gross unrealized depreciation	(213,406,521)
Net unrealized appreciation (depreciation)	$1,333,950,659
Tax cost	$6,022,915,292

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,292,631,970 and $1,012,004,208, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,515 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $173,850.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through November 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,580,434.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund, Strategic Advisers Growth Fund and Strategic Advisers Fidelity U.S. Total Stock Fund were the owners of record of approximately 29%, 14% and 27%, respectively, of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Actual	.15%	$1,000.00	$977.10	$.75
Hypothetical-C		$1,000.00	$1,024.45	$.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Quality Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI U.S. Quality Index Fund

The Board noted that the fund's management fee rate ranked equal to the median of its Total Mapped Group and above the median of its ASPG for 2017. The Board noted that the fund is priced comparably to Fidelity's other domestic factor-based SAI index funds.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked equal to the competitive median for 2017.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.15% through September 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SV4-SANN-0319
1.9868210.103

Fidelity® SAI U.S. Large Cap Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2019

% of fund's net assets
Microsoft Corp.	3.5
Apple, Inc.	3.3
Amazon.com, Inc.	3.1
Facebook, Inc. Class A	1.8
Berkshire Hathaway, Inc. Class B	1.8
13.5

Top Five Market Sectors as of January 31, 2019

% of fund's net assets
Information Technology	19.9
Health Care	15.1
Financials	13.4
Communication Services	10.3
Consumer Discretionary	10.1

Asset Allocation (% of fund's net assets)

As of January 31, 2019 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.4%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	4,100,628	$123,264,878
CenturyLink, Inc.	535,809	8,208,594
Verizon Communications, Inc.	2,328,092	128,184,746
		259,658,218
Entertainment - 2.1%
Activision Blizzard, Inc.	429,924	20,309,610
Electronic Arts, Inc. (a)	170,228	15,701,831
Netflix, Inc. (a)	245,702	83,415,829
Take-Two Interactive Software, Inc. (a)	64,159	6,771,982
The Walt Disney Co.	838,759	93,538,404
Twenty-First Century Fox, Inc.:
Class A	595,500	29,364,105
Class B	274,473	13,465,645
Viacom, Inc. Class B (non-vtg.)	199,137	5,858,611
		268,426,017
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	168,449	189,655,045
Class C (a)	173,345	193,517,158
Facebook, Inc. Class A (a)	1,353,616	225,634,251
TripAdvisor, Inc. (a)(b)	57,689	3,310,195
Twitter, Inc. (a)	407,464	13,674,492
		625,791,141
Media - 1.3%
CBS Corp. Class B	189,707	9,382,908
Charter Communications, Inc. Class A (a)	99,314	32,877,900
Comcast Corp. Class A	2,557,996	93,545,914
Discovery Communications, Inc.:
Class A (a)(b)	88,315	2,506,380
Class C (non-vtg.) (a)	202,970	5,409,151
DISH Network Corp. Class A (a)	129,160	3,961,337
Interpublic Group of Companies, Inc.	216,555	4,926,626
News Corp.:
Class A	217,032	2,784,521
Class B	69,745	901,803
Omnicom Group, Inc.	126,268	9,833,752
		166,130,292

TOTAL COMMUNICATION SERVICES		1,320,005,668

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Aptiv PLC	148,447	11,746,611
BorgWarner, Inc.	117,347	4,799,492
The Goodyear Tire & Rubber Co.	131,284	2,781,908
		19,328,011
Automobiles - 0.4%
Ford Motor Co.	2,201,342	19,371,810
General Motors Co.	739,559	28,857,592
Harley-Davidson, Inc.	91,745	3,381,721
		51,611,123
Distributors - 0.1%
Genuine Parts Co.	82,688	8,253,916
LKQ Corp. (a)	179,284	4,700,826
		12,954,742
Diversified Consumer Services - 0.0%
H&R Block, Inc.	115,800	2,731,722
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	225,600	12,990,048
Chipotle Mexican Grill, Inc. (a)	13,777	7,296,437
Darden Restaurants, Inc.	69,927	7,337,440
Hilton Worldwide Holdings, Inc.	167,096	12,445,310
Marriott International, Inc. Class A	159,528	18,270,742
McDonald's Corp.	434,352	77,653,451
MGM Mirage, Inc.	282,186	8,307,556
Norwegian Cruise Line Holdings Ltd. (a)	123,941	6,374,286
Royal Caribbean Cruises Ltd.	96,558	11,591,788
Starbucks Corp.	698,989	47,629,110
Wynn Resorts Ltd.	55,140	6,782,771
Yum! Brands, Inc.	175,960	16,536,721
		233,215,660
Household Durables - 0.3%
D.R. Horton, Inc.	192,923	7,417,889
Garmin Ltd.	68,083	4,709,982
Leggett & Platt, Inc.	73,481	3,009,782
Lennar Corp. Class A	164,826	7,816,049
Mohawk Industries, Inc. (a)	35,535	4,576,553
Newell Brands, Inc.	241,967	5,132,120
PulteGroup, Inc.	145,585	4,048,719
Whirlpool Corp.	35,951	4,781,843
		41,492,937
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	231,419	397,746,778
eBay, Inc.	509,935	17,159,313
Expedia, Inc.	66,750	7,959,938
The Booking Holdings, Inc. (a)	26,104	47,843,672
		470,709,701
Leisure Products - 0.1%
Hasbro, Inc.	65,575	5,938,472
Mattel, Inc. (a)(b)	194,468	2,302,501
		8,240,973
Multiline Retail - 0.5%
Dollar General Corp.	148,116	17,097,030
Dollar Tree, Inc. (a)	134,079	12,982,870
Kohl's Corp.	93,038	6,390,780
Macy's, Inc.	173,235	4,556,081
Nordstrom, Inc. (b)	64,107	2,975,206
Target Corp.	294,016	21,463,168
		65,465,135
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	41,071	6,538,503
AutoZone, Inc. (a)	14,207	12,038,159
Best Buy Co., Inc.	131,909	7,814,289
CarMax, Inc. (a)(b)	98,386	5,783,129
Foot Locker, Inc.	64,736	3,618,095
Gap, Inc.	120,350	3,061,704
Home Depot, Inc.	636,408	116,799,960
L Brands, Inc.	128,661	3,581,922
Lowe's Companies, Inc.	452,408	43,503,553
O'Reilly Automotive, Inc. (a)	45,133	15,555,540
Ross Stores, Inc.	210,365	19,378,824
Tiffany & Co., Inc.	61,125	5,423,621
TJX Companies, Inc.	697,258	34,674,640
Tractor Supply Co.	68,776	5,873,470
Ulta Beauty, Inc. (a)	31,747	9,267,584
		292,912,993
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	84,645	3,595,720
Hanesbrands, Inc. (b)	203,247	3,046,673
NIKE, Inc. Class B	717,281	58,730,968
PVH Corp.	42,671	4,655,833
Ralph Lauren Corp.	30,739	3,570,027
Tapestry, Inc.	163,279	6,320,530
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	105,707	2,192,363
Class C (non-vtg.) (a)(b)	108,380	2,052,717
VF Corp.	183,329	15,430,802
		99,595,633

TOTAL CONSUMER DISCRETIONARY		1,298,258,630

CONSUMER STAPLES - 7.2%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	93,694	4,427,042
Constellation Brands, Inc. Class A (sub. vtg.)	93,607	16,255,792
Molson Coors Brewing Co. Class B	105,531	7,029,420
Monster Beverage Corp. (a)	224,319	12,840,020
PepsiCo, Inc.	795,317	89,608,366
The Coca-Cola Co.	2,158,415	103,884,514
		234,045,154
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	246,899	52,991,932
Kroger Co.	449,615	12,737,593
Sysco Corp.	269,434	17,203,361
Walgreens Boots Alliance, Inc.	452,952	32,730,312
Walmart, Inc.	802,083	76,863,614
		192,526,812
Food Products - 1.2%
Archer Daniels Midland Co.	315,882	14,183,102
Campbell Soup Co. (b)	108,549	3,845,891
Conagra Brands, Inc.	273,607	5,920,855
General Mills, Inc.	335,933	14,928,863
Hormel Foods Corp. (b)	153,615	6,500,987
Kellogg Co.	142,731	8,422,556
Lamb Weston Holdings, Inc.	82,517	5,965,979
McCormick & Co., Inc. (non-vtg.)	68,607	8,482,569
Mondelez International, Inc.	819,131	37,893,000
The Hershey Co.	79,013	8,383,279
The J.M. Smucker Co.	64,094	6,722,179
The Kraft Heinz Co.	350,402	16,840,320
Tyson Foods, Inc. Class A	166,268	10,295,315
		148,384,895
Household Products - 1.6%
Church & Dwight Co., Inc.	138,735	8,963,668
Clorox Co.	71,923	10,671,935
Colgate-Palmolive Co.	488,672	31,607,305
Kimberly-Clark Corp.	195,116	21,732,020
Procter & Gamble Co.	1,403,729	135,417,737
		208,392,665
Personal Products - 0.2%
Coty, Inc. Class A	253,906	1,970,311
Estee Lauder Companies, Inc. Class A	123,897	16,902,029
		18,872,340
Tobacco - 0.9%
Altria Group, Inc.	1,058,706	52,247,141
Philip Morris International, Inc.	875,862	67,196,133
		119,443,274

TOTAL CONSUMER STAPLES		921,665,140

ENERGY - 5.4%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	289,258	6,817,811
Halliburton Co.	493,589	15,478,951
Helmerich & Payne, Inc.	61,435	3,439,746
National Oilwell Varco, Inc.	216,000	6,367,680
Schlumberger Ltd.	780,236	34,494,234
TechnipFMC PLC	239,725	5,504,086
		72,102,508
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	284,126	13,447,684
Apache Corp.	213,846	7,018,426
Cabot Oil & Gas Corp.	242,939	6,061,328
Chevron Corp.	1,076,583	123,430,241
Cimarex Energy Co.	53,874	4,058,867
Concho Resources, Inc. (a)	112,826	13,521,068
ConocoPhillips Co.	648,642	43,906,577
Devon Energy Corp.	263,797	7,030,190
Diamondback Energy, Inc.	86,903	8,961,437
EOG Resources, Inc.	326,734	32,412,013
Exxon Mobil Corp.	2,385,445	174,805,410
Hess Corp.	140,210	7,571,340
HollyFrontier Corp.	89,817	5,060,290
Kinder Morgan, Inc.	1,069,406	19,356,249
Marathon Oil Corp.	468,364	7,395,468
Marathon Petroleum Corp.	389,246	25,791,440
Newfield Exploration Co. (a)	112,887	2,063,574
Noble Energy, Inc.	270,332	6,039,217
Occidental Petroleum Corp.	425,403	28,408,412
ONEOK, Inc.	231,772	14,882,080
Phillips 66 Co.	239,026	22,805,471
Pioneer Natural Resources Co.	96,043	13,668,840
The Williams Companies, Inc.	682,053	18,367,687
Valero Energy Corp.	239,067	20,994,864
		627,058,173

TOTAL ENERGY		699,160,681

FINANCIALS - 13.4%
Banks - 5.8%
Bank of America Corp.	5,142,521	146,407,573
BB&T Corp.	434,189	21,188,423
Citigroup, Inc.	1,375,968	88,694,897
Citizens Financial Group, Inc.	263,635	8,942,499
Comerica, Inc.	91,105	7,173,608
Fifth Third Bancorp	369,392	9,907,093
First Republic Bank	92,275	8,916,533
Huntington Bancshares, Inc.	598,095	7,918,778
JPMorgan Chase & Co.	1,873,629	193,920,602
KeyCorp	582,883	9,600,083
M&T Bank Corp.	79,082	13,012,152
Peoples United Financial, Inc.	212,666	3,483,469
PNC Financial Services Group, Inc.	259,980	31,891,747
Regions Financial Corp.	582,511	8,836,692
SunTrust Banks, Inc.	253,140	15,041,579
SVB Financial Group (a)	30,003	7,002,100
U.S. Bancorp	855,919	43,788,816
Wells Fargo & Co.	2,386,973	116,746,849
Zions Bancorporation	108,282	5,153,140
		747,626,633
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	29,677	3,114,601
Ameriprise Financial, Inc.	78,517	9,940,252
Bank of New York Mellon Corp.	512,536	26,815,884
BlackRock, Inc. Class A	68,422	28,400,604
Brighthouse Financial, Inc. (a)	66,823	2,495,171
Cboe Global Markets, Inc.	63,218	5,896,343
Charles Schwab Corp.	677,186	31,671,989
CME Group, Inc.	201,580	36,744,002
E*TRADE Financial Corp.	143,245	6,683,812
Franklin Resources, Inc.	167,673	4,964,798
Goldman Sachs Group, Inc.	194,910	38,594,129
IntercontinentalExchange, Inc.	320,919	24,633,742
Invesco Ltd.	231,758	4,222,631
Moody's Corp.	93,919	14,887,101
Morgan Stanley	736,579	31,157,292
MSCI, Inc.	49,600	8,445,392
Northern Trust Corp.	124,740	11,034,500
Raymond James Financial, Inc.	72,658	5,848,969
S&P Global, Inc.	141,364	27,092,411
State Street Corp.	213,841	15,161,327
T. Rowe Price Group, Inc.	135,592	12,672,428
The NASDAQ OMX Group, Inc.	64,665	5,693,107
		356,170,485
Consumer Finance - 0.7%
American Express Co.	394,678	40,533,431
Capital One Financial Corp.	266,872	21,507,214
Discover Financial Services	189,292	12,775,317
Synchrony Financial	372,557	11,191,612
		86,007,574
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	1,096,088	225,289,928
Jefferies Financial Group, Inc.	158,365	3,295,576
		228,585,504
Insurance - 2.3%
AFLAC, Inc.	428,926	20,459,770
Allstate Corp.	194,068	17,052,755
American International Group, Inc.	498,435	21,547,345
Aon PLC	135,698	21,200,099
Arthur J. Gallagher & Co.	103,475	7,730,617
Assurant, Inc.	29,369	2,830,878
Chubb Ltd.	259,630	34,543,772
Cincinnati Financial Corp.	85,273	6,917,346
Everest Re Group Ltd.	22,902	5,016,683
Hartford Financial Services Group, Inc.	202,121	9,483,517
Lincoln National Corp.	120,351	7,039,330
Loews Corp.	155,781	7,461,910
Marsh & McLennan Companies, Inc.	283,803	25,028,587
MetLife, Inc.	556,012	25,393,068
Principal Financial Group, Inc.	148,314	7,426,082
Progressive Corp.	328,535	22,107,120
Prudential Financial, Inc.	232,696	21,440,609
The Travelers Companies, Inc.	149,242	18,735,841
Torchmark Corp.	57,817	4,842,752
Unum Group	123,249	4,284,135
Willis Group Holdings PLC	73,211	11,918,019
		302,460,235

TOTAL FINANCIALS		1,720,850,431

HEALTH CARE - 15.1%
Biotechnology - 2.6%
AbbVie, Inc.	847,517	68,047,140
Alexion Pharmaceuticals, Inc. (a)	125,699	15,455,949
Amgen, Inc.	359,027	67,177,542
Biogen, Inc. (a)	113,521	37,891,039
Celgene Corp. (a)	393,978	34,851,294
Gilead Sciences, Inc.	728,862	51,027,629
Incyte Corp. (a)	99,519	8,020,236
Regeneron Pharmaceuticals, Inc. (a)	43,731	18,772,406
Vertex Pharmaceuticals, Inc. (a)	143,989	27,488,940
		328,732,175
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	989,567	72,218,600
Abiomed, Inc. (a)	25,377	8,909,103
Align Technology, Inc. (a)	41,009	10,209,191
Baxter International, Inc.	278,835	20,212,749
Becton, Dickinson & Co.	151,144	37,704,382
Boston Scientific Corp. (a)	779,672	29,744,487
Danaher Corp.	347,519	38,546,807
Dentsply Sirona, Inc.	125,390	5,260,111
Edwards Lifesciences Corp. (a)	117,784	20,072,749
Hologic, Inc. (a)	151,788	6,739,387
IDEXX Laboratories, Inc. (a)	48,587	10,338,342
Intuitive Surgical, Inc. (a)	64,343	33,692,569
Medtronic PLC	756,709	66,885,509
ResMed, Inc.	80,288	7,641,009
Stryker Corp.	174,987	31,072,442
Teleflex, Inc.	25,908	7,085,838
The Cooper Companies, Inc.	27,687	7,718,028
Varian Medical Systems, Inc. (a)	51,337	6,778,024
Zimmer Biomet Holdings, Inc.	114,926	12,591,293
		433,420,620
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	88,363	7,366,823
Anthem, Inc.	145,726	44,154,978
Cardinal Health, Inc.	167,868	8,388,364
Centene Corp. (a)	115,703	15,107,341
Cigna Corp.	214,541	42,867,437
CVS Health Corp.	728,624	47,761,303
DaVita HealthCare Partners, Inc. (a)	71,075	3,989,440
HCA Holdings, Inc.	151,250	21,088,788
Henry Schein, Inc. (a)(b)	85,888	6,673,498
Humana, Inc.	77,295	23,883,382
Laboratory Corp. of America Holdings (a)	56,850	7,922,048
McKesson Corp.	110,080	14,117,760
Quest Diagnostics, Inc.	76,667	6,696,862
UnitedHealth Group, Inc.	542,037	146,458,397
Universal Health Services, Inc. Class B	48,035	6,366,079
Wellcare Health Plans, Inc. (a)	28,167	7,787,612
		410,630,112
Health Care Technology - 0.1%
Cerner Corp. (a)	185,643	10,193,657
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	179,604	13,658,884
Illumina, Inc. (a)	82,824	23,173,327
IQVIA Holdings, Inc. (a)	89,268	11,516,465
Mettler-Toledo International, Inc. (a)	14,111	9,005,076
PerkinElmer, Inc.	62,675	5,672,088
Thermo Fisher Scientific, Inc.	226,823	55,723,606
Waters Corp. (a)	42,677	9,867,776
		128,617,222
Pharmaceuticals - 4.8%
Allergan PLC	178,634	25,719,723
Bristol-Myers Squibb Co.	919,626	45,401,936
Eli Lilly & Co.	531,198	63,669,392
Johnson & Johnson	1,511,101	201,097,321
Merck & Co., Inc.	1,465,125	109,049,254
Mylan NV (a)	290,521	8,701,104
Nektar Therapeutics (a)	97,521	4,129,039
Perrigo Co. PLC	70,422	3,271,102
Pfizer, Inc.	3,256,881	138,254,598
Zoetis, Inc. Class A	270,700	23,323,512
		622,616,981

TOTAL HEALTH CARE		1,934,210,767

INDUSTRIALS - 9.5%
Aerospace & Defense - 2.6%
Arconic, Inc.	242,322	4,560,500
General Dynamics Corp.	156,848	26,847,672
Harris Corp.	66,292	10,154,609
Huntington Ingalls Industries, Inc.	24,201	4,996,296
L3 Technologies, Inc.	44,341	8,729,856
Lockheed Martin Corp.	139,421	40,388,869
Northrop Grumman Corp.	97,822	26,954,852
Raytheon Co.	160,339	26,417,454
Textron, Inc.	136,891	7,286,708
The Boeing Co.	297,565	114,747,015
TransDigm Group, Inc. (a)	27,342	10,690,722
United Technologies Corp.	457,267	53,989,515
		335,764,068
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	77,474	6,722,419
Expeditors International of Washington, Inc.	97,242	6,738,871
FedEx Corp.	136,595	24,255,174
United Parcel Service, Inc. Class B	391,702	41,285,391
		79,001,855
Airlines - 0.4%
Alaska Air Group, Inc.	69,471	4,442,670
American Airlines Group, Inc.	230,959	8,261,403
Delta Air Lines, Inc.	351,530	17,376,128
Southwest Airlines Co.	285,138	16,184,433
United Continental Holdings, Inc. (a)	128,952	11,253,641
		57,518,275
Building Products - 0.3%
A.O. Smith Corp.	81,072	3,880,106
Allegion PLC	53,557	4,598,404
Fortune Brands Home & Security, Inc.	79,672	3,609,142
Johnson Controls International PLC	520,641	17,582,047
Masco Corp.	172,126	5,578,604
		35,248,303
Commercial Services & Supplies - 0.4%
Cintas Corp.	48,784	9,147,488
Copart, Inc. (a)	116,028	5,874,498
Republic Services, Inc.	122,524	9,398,816
Rollins, Inc.	82,989	3,090,510
Waste Management, Inc.	220,999	21,142,974
		48,654,286
Construction & Engineering - 0.1%
Fluor Corp.	79,256	2,898,392
Jacobs Engineering Group, Inc.	67,364	4,365,187
Quanta Services, Inc.	82,278	2,907,705
		10,171,284
Electrical Equipment - 0.6%
AMETEK, Inc.	130,781	9,533,935
Eaton Corp. PLC	244,190	18,619,488
Emerson Electric Co.	352,795	23,097,489
Fortive Corp.	165,584	12,417,144
Rockwell Automation, Inc.	67,997	11,526,851
		75,194,907
Industrial Conglomerates - 1.5%
3M Co.	328,077	65,713,823
General Electric Co.	4,900,760	49,791,722
Honeywell International, Inc.	417,099	59,907,929
Roper Technologies, Inc.	58,276	16,507,260
		191,920,734
Machinery - 1.5%
Caterpillar, Inc.	332,483	44,273,436
Cummins, Inc.	83,227	12,243,524
Deere & Co.	181,240	29,723,360
Dover Corp.	82,448	7,241,408
Flowserve Corp.	73,728	3,246,981
Illinois Tool Works, Inc.	171,990	23,615,947
Ingersoll-Rand PLC	138,409	13,846,436
PACCAR, Inc.	196,881	12,899,643
Parker Hannifin Corp.	74,569	12,289,717
Pentair PLC	89,987	3,706,565
Snap-On, Inc.	31,373	5,207,604
Stanley Black & Decker, Inc.	85,111	10,761,435
Xylem, Inc.	101,257	7,215,574
		186,271,630
Professional Services - 0.3%
Equifax, Inc.	67,935	7,270,404
IHS Markit Ltd. (a)	202,096	10,492,824
Nielsen Holdings PLC	200,007	5,136,180
Robert Half International, Inc.	68,442	4,409,718
Verisk Analytics, Inc. (a)	92,751	10,889,895
		38,199,021
Road & Rail - 1.0%
CSX Corp.	451,981	29,695,152
J.B. Hunt Transport Services, Inc.	49,210	5,267,438
Kansas City Southern	57,299	6,059,369
Norfolk Southern Corp.	153,448	25,739,368
Union Pacific Corp.	415,128	66,034,411
		132,795,738
Trading Companies & Distributors - 0.2%
Fastenal Co.	161,736	9,778,559
United Rentals, Inc. (a)	45,696	5,723,881
W.W. Grainger, Inc.	25,703	7,592,409
		23,094,849

TOTAL INDUSTRIALS		1,213,834,950

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	29,323	6,297,994
Cisco Systems, Inc.	2,533,150	119,792,664
F5 Networks, Inc. (a)	34,159	5,497,891
Juniper Networks, Inc.	194,469	5,044,526
Motorola Solutions, Inc.	92,136	10,771,620
		147,404,695
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	169,776	14,926,706
Corning, Inc.	450,967	14,999,162
FLIR Systems, Inc.	77,949	3,810,147
IPG Photonics Corp. (a)(b)	20,158	2,681,014
Keysight Technologies, Inc. (a)	105,602	7,816,660
TE Connectivity Ltd.	193,275	15,645,611
		59,879,300
IT Services - 4.8%
Accenture PLC Class A	359,157	55,148,557
Akamai Technologies, Inc. (a)	91,763	5,973,771
Alliance Data Systems Corp.	26,395	4,687,488
Automatic Data Processing, Inc.	246,630	34,488,739
Broadridge Financial Solutions, Inc.	65,781	6,632,698
Cognizant Technology Solutions Corp. Class A	326,241	22,732,473
DXC Technology Co.	157,824	10,119,675
Fidelity National Information Services, Inc.	184,516	19,287,457
Fiserv, Inc. (a)	224,510	18,618,614
FleetCor Technologies, Inc. (a)	49,963	10,083,033
Gartner, Inc. (a)	51,212	6,959,199
Global Payments, Inc.	89,142	10,008,864
IBM Corp.	512,040	68,828,417
Jack Henry & Associates, Inc.	43,552	5,816,370
MasterCard, Inc. Class A	511,947	108,087,370
Paychex, Inc.	180,062	12,748,390
PayPal Holdings, Inc. (a)	663,920	58,929,539
The Western Union Co.	249,490	4,553,193
Total System Services, Inc.	94,569	8,474,328
VeriSign, Inc. (a)	59,938	10,145,705
Visa, Inc. Class A	990,079	133,670,566
		615,994,446
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)(b)	495,523	12,095,716
Analog Devices, Inc.	208,558	20,618,044
Applied Materials, Inc.	553,845	21,644,263
Broadcom, Inc.	232,948	62,488,301
Intel Corp.	2,571,485	121,168,373
KLA-Tencor Corp.	86,247	9,191,343
Lam Research Corp.	87,434	14,827,058
Maxim Integrated Products, Inc.	156,105	8,471,818
Microchip Technology, Inc. (b)	133,256	10,709,785
Micron Technology, Inc. (a)	631,094	24,120,413
NVIDIA Corp.	343,691	49,405,581
Qorvo, Inc. (a)	70,375	4,599,710
Qualcomm, Inc.	682,966	33,820,476
Skyworks Solutions, Inc.	100,026	7,305,899
Texas Instruments, Inc.	541,197	54,487,714
Xilinx, Inc.	142,571	15,959,398
		470,913,892
Software - 6.0%
Adobe, Inc. (a)	275,028	68,157,439
ANSYS, Inc. (a)	47,080	7,737,598
Autodesk, Inc. (a)	123,396	18,163,891
Cadence Design Systems, Inc. (a)	158,967	7,635,185
Citrix Systems, Inc.	72,132	7,396,415
Fortinet, Inc. (a)	81,592	6,247,499
Intuit, Inc.	146,229	31,559,143
Microsoft Corp.	4,354,686	454,759,846
Oracle Corp.	1,435,689	72,114,658
Red Hat, Inc. (a)	99,592	17,711,441
Salesforce.com, Inc. (a)	431,022	65,502,413
Symantec Corp.	359,967	7,566,506
Synopsys, Inc. (a)	84,100	7,850,735
		772,402,769
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	2,540,005	422,758,432
Hewlett Packard Enterprise Co.	801,758	12,499,407
HP, Inc.	891,573	19,641,353
NetApp, Inc.	141,920	9,050,238
Seagate Technology LLC	146,741	6,497,691
Western Digital Corp.	163,070	7,336,519
Xerox Corp.	116,802	3,294,984
		481,078,624

TOTAL INFORMATION TECHNOLOGY		2,547,673,726

MATERIALS - 2.7%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	123,692	20,333,728
Albemarle Corp. U.S. (b)	59,839	4,830,802
Celanese Corp. Class A	75,363	7,216,761
CF Industries Holdings, Inc.	130,034	5,675,984
DowDuPont, Inc.	1,292,641	69,557,012
Eastman Chemical Co.	78,904	6,361,240
Ecolab, Inc.	143,228	22,654,373
FMC Corp.	75,870	6,054,426
International Flavors & Fragrances, Inc.	57,068	8,091,101
Linde PLC	310,480	50,611,345
LyondellBasell Industries NV Class A	177,254	15,415,780
PPG Industries, Inc.	135,158	14,251,060
Sherwin-Williams Co.	46,421	19,567,380
The Mosaic Co.	199,810	6,449,867
		257,070,859
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	35,334	6,242,811
Vulcan Materials Co.	74,400	7,562,760
		13,805,571
Containers & Packaging - 0.3%
Avery Dennison Corp.	48,855	5,102,905
Ball Corp.	191,110	9,991,231
International Paper Co.	228,204	10,823,716
Packaging Corp. of America	53,242	5,021,785
Sealed Air Corp.	88,416	3,492,432
WestRock Co.	142,858	5,815,749
		40,247,818
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	816,426	9,503,199
Newmont Mining Corp.	300,115	10,236,923
Nucor Corp.	176,879	10,832,070
		30,572,192

TOTAL MATERIALS		341,696,440

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	60,584	7,979,519
American Tower Corp.	248,183	42,895,950
Apartment Investment & Management Co. Class A	87,694	4,342,607
AvalonBay Communities, Inc.	77,879	15,024,417
Boston Properties, Inc.	87,016	11,474,800
Crown Castle International Corp.	233,738	27,361,370
Digital Realty Trust, Inc.	116,225	12,591,817
Duke Realty Corp.	201,887	5,903,176
Equinix, Inc.	45,294	17,845,836
Equity Residential (SBI)	207,590	15,062,730
Essex Property Trust, Inc.	37,223	10,094,878
Extra Space Storage, Inc.	71,282	7,029,118
Federal Realty Investment Trust (SBI)	41,616	5,517,033
HCP, Inc.	269,028	8,485,143
Host Hotels & Resorts, Inc.	418,098	7,550,850
Iron Mountain, Inc. (b)	161,264	5,999,021
Kimco Realty Corp.	237,423	4,038,565
Mid-America Apartment Communities, Inc.	64,139	6,495,998
Prologis, Inc.	354,695	24,530,706
Public Storage	84,488	17,955,390
Realty Income Corp.	166,277	11,421,567
Regency Centers Corp.	95,469	6,205,485
SBA Communications Corp. Class A (a)	63,848	11,654,175
Simon Property Group, Inc.	174,266	31,737,324
SL Green Realty Corp.	48,044	4,440,707
The Macerich Co.	59,604	2,751,321
UDR, Inc.	155,249	6,792,144
Ventas, Inc.	200,844	12,952,430
Vornado Realty Trust	97,563	6,820,629
Welltower, Inc.	211,648	16,400,604
Weyerhaeuser Co.	422,120	11,076,429
		380,431,739
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	178,617	8,171,728

TOTAL REAL ESTATE		388,603,467

UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	132,933	5,911,531
American Electric Power Co., Inc.	277,831	21,981,989
Duke Energy Corp.	401,655	35,257,276
Edison International	183,571	10,458,040
Entergy Corp.	102,060	9,102,731
Evergy, Inc.	148,438	8,508,466
Eversource Energy	178,542	12,392,600
Exelon Corp.	544,840	26,021,558
FirstEnergy Corp.	273,754	10,731,157
NextEra Energy, Inc.	269,288	48,197,166
Pinnacle West Capital Corp.	63,149	5,564,690
PPL Corp.	405,781	12,709,061
Southern Co.	579,705	28,173,663
Xcel Energy, Inc.	289,615	15,164,241
		250,174,169
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	163,355	6,682,853
The AES Corp.	373,156	6,116,027
		12,798,880
Multi-Utilities - 1.0%
Ameren Corp.	137,643	9,544,166
CenterPoint Energy, Inc.	282,385	8,731,344
CMS Energy Corp.	159,637	8,323,473
Consolidated Edison, Inc.	175,494	13,627,109
Dominion Resources, Inc.	430,566	30,242,956
DTE Energy Co.	102,502	12,069,611
NiSource, Inc.	204,687	5,583,861
Public Service Enterprise Group, Inc.	284,785	15,535,022
Sempra Energy	154,188	18,036,912
WEC Energy Group, Inc.	177,776	12,982,981
		134,677,435
Water Utilities - 0.1%
American Water Works Co., Inc.	101,754	9,734,805

TOTAL UTILITIES		407,385,289

TOTAL COMMON STOCKS
(Cost $10,984,912,441)		12,793,345,189

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.43% (c)	17,748,110	17,751,660
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	69,519,386	69,526,338
TOTAL MONEY MARKET FUNDS
(Cost $87,277,998)		87,277,998
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $11,072,190,439)		12,880,623,187
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(68,652,147)
NET ASSETS - 100%		$12,811,971,040

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	140	March 2019	$18,931,500	$1,666,020	$1,666,020

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$384,761
Fidelity Securities Lending Cash Central Fund	122,667
Total	$507,428

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,320,005,668	$1,320,005,668	$--	$--
Consumer Discretionary	1,298,258,630	1,298,258,630	--	--
Consumer Staples	921,665,140	921,665,140	--	--
Energy	699,160,681	699,160,681	--	--
Financials	1,720,850,431	1,720,850,431	--	--
Health Care	1,934,210,767	1,934,210,767	--	--
Industrials	1,213,834,950	1,213,834,950	--	--
Information Technology	2,547,673,726	2,547,673,726	--	--
Materials	341,696,440	341,696,440	--	--
Real Estate	388,603,467	388,603,467	--	--
Utilities	407,385,289	407,385,289	--	--
Money Market Funds	87,277,998	87,277,998	--	--
Total Investments in Securities:	$12,880,623,187	$12,880,623,187	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$1,666,020	$1,666,020	$--	$--
Total Assets	$1,666,020	$1,666,020	$--	$--
Total Derivative Instruments:	$1,666,020	$1,666,020	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,666,020	$0
Total Equity Risk	1,666,020	0
Total Value of Derivatives	$1,666,020	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $68,847,699) — See accompanying schedule: Unaffiliated issuers (cost $10,984,912,441)	$12,793,345,189
Fidelity Central Funds (cost $87,277,998)	87,277,998
Total Investment in Securities (cost $11,072,190,439)		$12,880,623,187
Segregated cash with brokers for derivative instruments		1,416,000
Receivable for fund shares sold		7,819,457
Dividends receivable		14,168,058
Distributions receivable from Fidelity Central Funds		33,207
Receivable for daily variation margin on futures contracts		254,473
Receivable from investment adviser for expense reductions		815,973
Other receivables		210
Total assets		12,905,130,565
Liabilities
Payable for fund shares redeemed	$22,660,587
Accrued management fee	162,621
Other affiliated payables	813,083
Collateral on securities loaned	69,523,234
Total liabilities		93,159,525
Net Assets		$12,811,971,040
Net Assets consist of:
Paid in capital		$11,179,284,834
Total distributable earnings (loss)		1,632,686,206
Net Assets, for 886,676,692 shares outstanding		$12,811,971,040
Net Asset Value, offering price and redemption price per share ($12,811,971,040 ÷ 886,676,692 shares)		$14.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$131,503,122
Interest		15,353
Income from Fidelity Central Funds		507,428
Total income		132,025,903
Expenses
Management fee	$980,819
Transfer agent fees	4,904,095
Independent trustees' fees and expenses	32,343
Interest	89,000
Commitment fees	17,521
Total expenses before reductions	6,023,778
Expense reductions	(4,903,621)
Total expenses after reductions		1,120,157
Net investment income (loss)		130,905,746
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,222,674)
Fidelity Central Funds	(3,077)
Futures contracts	(2,237,302)
Total net realized gain (loss)		(4,463,053)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(460,424,499)
Fidelity Central Funds	418
Futures contracts	988,674
Total change in net unrealized appreciation (depreciation)		(459,435,407)
Net gain (loss)		(463,898,460)
Net increase (decrease) in net assets resulting from operations		$(332,992,714)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,905,746	$215,616,535
Net realized gain (loss)	(4,463,053)	(127,279,636)
Change in net unrealized appreciation (depreciation)	(459,435,407)	1,519,169,151
Net increase (decrease) in net assets resulting from operations	(332,992,714)	1,607,506,050
Distributions to shareholders	(252,730,587)	–
Distributions to shareholders from net investment income	–	(136,549,550)
Distributions to shareholders from net realized gain	–	(23,422,833)
Total distributions	(252,730,587)	(159,972,383)
Share transactions
Proceeds from sales of shares	3,202,069,618	9,669,819,809
Reinvestment of distributions	50,761,849	48,068,781
Cost of shares redeemed	(3,547,633,884)	(5,627,955,396)
Net increase (decrease) in net assets resulting from share transactions	(294,802,417)	4,089,933,194
Total increase (decrease) in net assets	(880,525,718)	5,537,466,861
Net Assets
Beginning of period	13,692,496,758	8,155,029,897
End of period	$12,811,971,040	$13,692,496,758
Other Information
Undistributed net investment income end of period		$128,914,646
Shares
Sold	225,455,700	681,582,077
Issued in reinvestment of distributions	3,587,315	3,460,525
Redeemed	(242,864,098)	(397,909,303)
Net increase (decrease)	(13,821,083)	287,133,299

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Large Cap Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.21	$13.30	$11.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.27	.25	.07
Net realized and unrealized gain (loss)	(.62)	1.86	1.59	1.48
Total from investment operations	(.47)	2.13	1.84	1.55
Distributions from net investment income	(.28)	(.19)	(.09)	–
Distributions from net realized gain	(.01)	(.03)	–C	–
Total distributions	(.29)	(.22)	(.09)	–
Net asset value, end of period	$14.45	$15.21	$13.30	$11.55
Total ReturnD,E	(3.03)%	16.22%	16.03%	15.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.09%	.09%	.22%H
Expenses net of fee waivers, if any	.02%H	.02%	.02%	.02%H
Expenses net of all reductions	.02%H	.02%	.02%	.02%H
Net investment income (loss)	2.00%H	1.87%	2.05%	1.33%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,811,971	$13,692,497	$8,155,030	$2,439,831
Portfolio turnover rateI	37%H	26%	17%	0%J

 A For the period February 2, 2016 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,297,471,436
Gross unrealized depreciation	(596,020,843)
Net unrealized appreciation (depreciation)	$1,701,450,593
Tax cost	$11,180,838,614

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,446,806,470 and $2,835,114,651, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .09% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$32,322,684	2.61%	$89,000

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,521 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $122,667.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .02% of average net assets. This reimbursement will remain in place through November 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,902,539.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,082.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Actual	.02%	$1,000.00	$969.70	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Large Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI U.S. Large Cap Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.02% to 0.015%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2017.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.09%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.015% through September 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SV9-SANN-0319
1.9870994.102

Fidelity® SAI Real Estate Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Simon Property Group, Inc.	8.4
Prologis, Inc.	6.5
Public Storage	4.7
Welltower, Inc.	4.3
Equity Residential (SBI)	4.0
AvalonBay Communities, Inc.	4.0
Ventas, Inc.	3.4
Digital Realty Trust, Inc.	3.3
Boston Properties, Inc.	3.0
Essex Property Trust, Inc.	2.7
44.3

Top Five REIT Sectors as of January 31, 2019

% of fund's net assets
REITs - Apartments	19.7
REITs - Office Property	13.5
REITs - Health Care	11.5
REITs - Regional Malls	10.0
REITs - Diversified	10.0

Asset Allocation (% of fund's net assets)

As of January 31, 2019
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.8%
REITs - Apartments - 19.7%
American Campus Communities, Inc.	20,137	$926,705
American Homes 4 Rent Class A	37,829	836,399
Apartment Investment & Management Co. Class A	22,870	1,132,522
AvalonBay Communities, Inc.	20,312	3,918,591
Camden Property Trust (SBI)	13,686	1,326,858
Equity Residential (SBI)	54,142	3,928,544
Essex Property Trust, Inc.	9,708	2,632,810
Front Yard Residential Corp. Class B	7,166	77,536
Independence Realty Trust, Inc.	13,057	136,446
Invitation Homes, Inc.	43,601	980,586
Mid-America Apartment Communities, Inc.	16,728	1,694,212
UDR, Inc.	40,491	1,771,481
		19,362,690
REITs - Diversified - 10.0%
Apple Hospitality (REIT), Inc.	31,611	518,737
CorePoint Lodging, Inc.	5,869	71,837
Cousins Properties, Inc.	61,788	546,824
Digital Realty Trust, Inc.	30,313	3,284,110
Duke Realty Corp.	52,652	1,539,544
Liberty Property Trust (SBI)	21,721	1,023,928
NorthStar Realty Europe Corp.	7,315	122,819
PS Business Parks, Inc.	2,935	426,133
TIER REIT, Inc.	7,912	185,932
Vornado Realty Trust	25,445	1,778,860
Washington REIT (SBI)	11,725	297,229
		9,795,953
REITs - Health Care - 11.5%
HCP, Inc.	70,167	2,213,067
Healthcare Realty Trust, Inc.	18,406	594,330
LTC Properties, Inc.	5,823	276,243
Senior Housing Properties Trust (SBI)	34,946	481,206
Universal Health Realty Income Trust (SBI)	1,857	129,470
Ventas, Inc.	52,384	3,378,244
Welltower, Inc.	55,202	4,277,603
		11,350,163
REITs - Hotels - 7.2%
Ashford Hospitality Trust, Inc.	12,759	63,157
Braemar Hotels & Resorts, Inc.	4,488	49,907
Chatham Lodging Trust	6,830	138,034
Chesapeake Lodging Trust	8,868	252,561
DiamondRock Hospitality Co.	30,531	310,195
Hersha Hospitality Trust	5,326	98,691
Hospitality Properties Trust (SBI)	24,166	644,266
Host Hotels & Resorts, Inc.	109,043	1,969,317
Park Hotels & Resorts, Inc.	29,566	889,050
Pebblebrook Hotel Trust (a)	18,815	603,021
RLJ Lodging Trust	25,754	477,737
Ryman Hospitality Properties, Inc.	7,545	606,241
Summit Hotel Properties, Inc.	15,383	171,828
Sunstone Hotel Investors, Inc.	33,552	479,794
Xenia Hotels & Resorts, Inc.	16,556	310,756
		7,064,555
REITs - Management/Investment - 0.7%
American Assets Trust, Inc.	5,547	238,188
Retail Properties America, Inc.	31,680	400,435
		638,623
REITs - Manufactured Homes - 2.8%
Equity Lifestyle Properties, Inc.	13,188	1,396,345
Sun Communities, Inc.	12,690	1,394,758
		2,791,103
REITs - Office Property - 13.5%
Alexandria Real Estate Equities, Inc.	15,801	2,081,150
Boston Properties, Inc.	22,695	2,992,790
Brandywine Realty Trust (SBI)	26,260	395,213
Columbia Property Trust, Inc.	17,347	382,848
Corporate Office Properties Trust (SBI)	16,005	395,163
Douglas Emmett, Inc.	23,722	897,403
Easterly Government Properties, Inc.	8,931	160,401
Equity Commonwealth	17,855	577,788
Franklin Street Properties Corp.	15,746	116,835
Highwoods Properties, Inc. (SBI)	15,208	674,019
Hudson Pacific Properties, Inc.	23,027	747,687
JBG SMITH Properties	15,993	618,129
Kilroy Realty Corp.	14,804	1,043,090
Mack-Cali Realty Corp.	13,263	273,218
Paramount Group, Inc.	29,998	434,371
Piedmont Office Realty Trust, Inc. Class A	18,877	365,459
SL Green Realty Corp.	12,529	1,158,055
		13,313,619
REITs - Regional Malls - 10.0%
CBL & Associates Properties, Inc. (a)	25,355	63,134
Pennsylvania Real Estate Investment Trust (SBI) (a)	9,416	69,396
Simon Property Group, Inc.	45,451	8,277,532
Tanger Factory Outlet Centers, Inc.	13,811	314,200
Taubman Centers, Inc.	8,977	447,055
The Macerich Co.	15,545	717,557
		9,888,874
REITs - Shopping Centers - 7.5%
Acadia Realty Trust (SBI)	11,994	344,588
Brixmor Property Group, Inc.	44,055	754,662
DDR Corp.	21,463	280,521
Federal Realty Investment Trust (SBI)	10,854	1,438,915
Kimco Realty Corp.	61,922	1,053,293
Kite Realty Group Trust	12,293	204,433
Ramco-Gershenson Properties Trust (SBI)	11,770	154,069
Regency Centers Corp.	24,899	1,618,435
Retail Opportunity Investments Corp.	16,738	294,087
Saul Centers, Inc.	1,692	89,608
Seritage Growth Properties (a)	4,085	164,258
Urban Edge Properties	16,810	343,260
Washington Prime Group, Inc. (a)	27,323	155,195
Weingarten Realty Investors (SBI)	17,542	503,280
		7,398,604
REITs - Storage - 8.4%
CubeSmart	27,378	847,349
Extra Space Storage, Inc.	18,591	1,833,259
Life Storage, Inc.	6,848	672,953
National Storage Affiliates Trust	8,307	241,734
Public Storage	22,036	4,683,091
		8,278,386
REITs - Warehouse/Industrial - 8.5%
EastGroup Properties, Inc.	5,297	548,028
First Industrial Realty Trust, Inc.	18,563	607,381
Prologis, Inc.	92,509	6,397,922
QTS Realty Trust, Inc. Class A	7,502	315,909
Rexford Industrial Realty, Inc.	13,641	458,338
		8,327,578

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		98,210,148

Real Estate Management & Development - 0.0%
Real Estate Services - 0.0%
Retail Value, Inc.	2,252	68,483
TOTAL COMMON STOCKS
(Cost $100,199,865)		98,278,631

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 2.43% (b)	87,381	87,399
Fidelity Securities Lending Cash Central Fund 2.43% (b)(c)	1,063,419	1,063,525
TOTAL MONEY MARKET FUNDS
(Cost $1,150,924)		1,150,924
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $101,350,789)		99,429,555
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,000,180)
NET ASSETS - 100%		$98,429,375

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	March 2019	$135,225	$11,318	$11,318

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$746
Fidelity Securities Lending Cash Central Fund	1,527
Total	$2,273

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$98,278,631	$98,278,631	$--	$--
Money Market Funds	1,150,924	1,150,924	--	--
Total Investments in Securities:	$99,429,555	$99,429,555	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$11,318	$11,318	$--	$--
Total Assets	$11,318	$11,318	$--	$--
Total Derivative Instruments:	$11,318	$11,318	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$11,318	$0
Total Equity Risk	11,318	0
Total Value of Derivatives	$11,318	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,040,169) — See accompanying schedule: Unaffiliated issuers (cost $100,199,865)	$98,278,631
Fidelity Central Funds (cost $1,150,924)	1,150,924
Total Investment in Securities (cost $101,350,789)		$99,429,555
Segregated cash with brokers for derivative instruments		6,000
Dividends receivable		61,683
Distributions receivable from Fidelity Central Funds		349
Receivable for daily variation margin on futures contracts		1,100
Receivable from investment adviser for expense reductions		5,751
Total assets		99,504,438
Liabilities
Accrued management fee	$5,376
Other affiliated payables	5,765
Collateral on securities loaned	1,063,922
Total liabilities		1,075,063
Net Assets		$98,429,375
Net Assets consist of:
Paid in capital		$100,884,241
Total distributable earnings (loss)		(2,454,866)
Net Assets, for 8,730,968 shares outstanding		$98,429,375
Net Asset Value, offering price and redemption price per share ($98,429,375 ÷ 8,730,968 shares)		$11.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$1,541,248
Income from Fidelity Central Funds		2,273
Total income		1,543,521
Expenses
Management fee	$32,873
Transfer agent fees	35,221
Independent trustees' fees and expenses	231
Commitment fees	125
Total expenses before reductions	68,450
Expense reductions	(35,360)
Total expenses after reductions		33,090
Net investment income (loss)		1,510,431
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(70,606)
Fidelity Central Funds	9
Futures contracts	(14,807)
Total net realized gain (loss)		(85,404)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,568,582
Futures contracts	7,440
Total change in net unrealized appreciation (depreciation)		2,576,022
Net gain (loss)		2,490,618
Net increase (decrease) in net assets resulting from operations		$4,001,049

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,510,431	$2,892,281
Net realized gain (loss)	(85,404)	187,990
Change in net unrealized appreciation (depreciation)	2,576,022	516,530
Net increase (decrease) in net assets resulting from operations	4,001,049	3,596,801
Distributions to shareholders	(2,404,194)	–
Distributions to shareholders from net investment income	–	(2,828,662)
Distributions to shareholders from net realized gain	–	(465,294)
Total distributions	(2,404,194)	(3,293,956)
Share transactions
Reinvestment of distributions	1,502,291	931,830
Cost of shares redeemed	(106,293)	(4,020,000)
Net increase (decrease) in net assets resulting from share transactions	1,395,998	(3,088,170)
Total increase (decrease) in net assets	2,992,853	(2,785,325)
Net Assets
Beginning of period	95,436,522	98,221,847
End of period	$98,429,375	$95,436,522
Other Information
Undistributed net investment income end of period		$572,999
Shares
Sold	–	–
Issued in reinvestment of distributions	148,152	84,561
Redeemed	(9,533)	(359,584)
Net increase (decrease)	138,619	(275,023)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Real Estate Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.08	$12.05	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.33	.28	.06
Net realized and unrealized gain (loss)	.26	.08	(.96)	2.08
Total from investment operations	.44	.41	(.68)	2.14
Distributions from net investment income	(.26)	(.33)	(.24)	(.09)
Distributions from net realized gain	(.02)	(.05)	(.05)	–
Total distributions	(.28)	(.38)	(.29)	(.09)
Net asset value, end of period	$11.27	$11.11	$11.08	$12.05
Total ReturnC,D	4.16%	3.87%	(5.60)%	21.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.15%	.77%G
Expenses net of fee waivers, if any	.07%G	.07%	.09%	.09%G
Expenses net of all reductions	.07%G	.07%	.09%	.09%G
Net investment income (loss)	3.21%G	3.11%	2.55%	1.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$98,429	$95,437	$98,222	$105,295
Portfolio turnover rateH	11%G	8%	6%	1%I

 A For the period February 2, 2016 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity SAI Real Estate Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,876,520
Gross unrealized depreciation	(9,152,175)
Net unrealized appreciation (depreciation)	$(2,275,655)
Tax cost	$101,716,528

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,543,028 and $5,163,129, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .145% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $125 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,527. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through November 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $35,215.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $145.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 99% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Actual	.07%	$1,000.00	$1,041.60	$.36
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI Real Estate Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.12% to 0.07%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2017.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.145%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.07% through September 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SV8-SANN-0319
1.9870988.102

Fidelity® SAI U.S. Momentum Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2019

% of fund's net assets
Pfizer, Inc.	4.9
Microsoft Corp.	4.8
Procter & Gamble Co.	4.7
Merck & Co., Inc.	4.6
Johnson & Johnson	4.4
23.4

Top Five Market Sectors as of January 31, 2019

% of fund's net assets
Health Care	32.7
Information Technology	16.0
Consumer Staples	13.9
Communication Services	8.4
Consumer Discretionary	8.1

Asset Allocation (% of fund's net assets)

As of January 31, 2019*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 2.4%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 3.5%
Verizon Communications, Inc.	2,237,776	$123,211,947
Entertainment - 2.5%
Live Nation Entertainment, Inc. (a)	54,325	2,906,931
The Walt Disney Co.	613,168	68,380,495
Twenty-First Century Fox, Inc.:
Class A	190,023	9,370,034
Class B	146,375	7,181,158
		87,838,618
Interactive Media & Services - 0.3%
IAC/InterActiveCorp (a)	43,807	9,255,543
TripAdvisor, Inc. (a)(b)	38,017	2,181,415
		11,436,958
Media - 1.9%
Charter Communications, Inc. Class A (a)	32,573	10,783,292
Comcast Corp. Class A	1,510,565	55,241,362
Discovery Communications, Inc.:
Class A (a)(b)	8,602	244,125
Class C (non-vtg.) (a)	16,664	444,096
Liberty Broadband Corp. Class C (a)	9,153	778,188
		67,491,063
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	123,037	8,565,836

TOTAL COMMUNICATION SERVICES		298,544,422

CONSUMER DISCRETIONARY - 8.1%
Diversified Consumer Services - 0.1%
H&R Block, Inc.	79,879	1,884,346
Hotels, Restaurants & Leisure - 5.1%
Chipotle Mexican Grill, Inc. (a)	6,445	3,413,336
Domino's Pizza, Inc.	2,723	772,597
McDonald's Corp.	453,217	81,026,135
Starbucks Corp.	1,085,307	73,952,819
Yum! Brands, Inc.	219,001	20,581,714
		179,746,601
Household Durables - 0.0%
Garmin Ltd.	6,975	482,531
Multiline Retail - 0.6%
Dollar General Corp.	125,320	14,465,688
Dollar Tree, Inc. (a)	49,074	4,751,835
Kohl's Corp.	24,511	1,683,661
		20,901,184
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	41,881	6,667,455
AutoZone, Inc. (a)	19,336	16,384,166
Burlington Stores, Inc. (a)	30,847	5,296,738
Lowe's Companies, Inc.	36,196	3,480,607
O'Reilly Automotive, Inc. (a)	55,133	19,002,140
Ross Stores, Inc.	118,135	10,882,596
TJX Companies, Inc.	80,350	3,995,806
Tractor Supply Co.	55,290	4,721,766
Ulta Beauty, Inc. (a)	7,090	2,069,713
		72,500,987
Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc. (a)	35,761	5,285,833
NIKE, Inc. Class B	82,626	6,765,417
		12,051,250

TOTAL CONSUMER DISCRETIONARY		287,566,899

CONSUMER STAPLES - 13.9%
Beverages - 3.9%
PepsiCo, Inc.	327,042	36,847,822
The Coca-Cola Co.	2,078,869	100,055,965
		136,903,787
Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	65,969	14,158,926
Kroger Co.	118,809	3,365,859
Walgreens Boots Alliance, Inc.	451,836	32,649,669
Walmart, Inc.	691,268	66,244,212
		116,418,666
Food Products - 0.9%
Hormel Foods Corp. (b)	171,893	7,274,512
Lamb Weston Holdings, Inc.	70,181	5,074,086
McCormick & Co., Inc. (non-vtg.) (b)	87,428	10,809,598
The Hershey Co.	83,613	8,871,339
		32,029,535
Household Products - 5.8%
Church & Dwight Co., Inc.	187,645	12,123,743
Clorox Co.	74,861	11,107,875
Kimberly-Clark Corp.	139,874	15,579,166
Procter & Gamble Co.	1,728,922	166,789,105
		205,599,889

TOTAL CONSUMER STAPLES		490,951,877

FINANCIALS - 7.1%
Capital Markets - 1.2%
CME Group, Inc.	224,994	41,011,906
IntercontinentalExchange, Inc.	33,443	2,567,085
		43,578,991
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	657,896	135,223,944
Insurance - 2.1%
AFLAC, Inc.	289,379	13,803,378
Alleghany Corp.	7,323	4,624,914
Aon PLC	109,676	17,134,681
Arthur J. Gallagher & Co.	109,963	8,215,336
Cincinnati Financial Corp.	96,102	7,795,794
Progressive Corp.	216,169	14,546,012
Reinsurance Group of America, Inc.	22,700	3,279,015
RenaissanceRe Holdings Ltd.	21,941	3,028,516
		72,427,646

TOTAL FINANCIALS		251,230,581

HEALTH CARE - 32.7%
Biotechnology - 0.8%
Amgen, Inc.	89,935	16,827,738
Regeneron Pharmaceuticals, Inc. (a)	28,778	12,353,532
		29,181,270
Health Care Equipment & Supplies - 6.5%
Abbott Laboratories	1,144,011	83,489,923
Abiomed, Inc. (a)	3,643	1,278,948
Boston Scientific Corp. (a)	703,100	26,823,265
Danaher Corp.	89,828	9,963,722
DexCom, Inc. (a)	51,368	7,244,429
Edwards Lifesciences Corp. (a)	60,191	10,257,750
IDEXX Laboratories, Inc. (a)	4,724	1,005,173
Intuitive Surgical, Inc. (a)	41,865	21,922,189
Medtronic PLC	620,235	54,822,572
ResMed, Inc.	73,802	7,023,736
The Cooper Companies, Inc.	23,241	6,478,661
		230,310,368
Health Care Providers & Services - 5.7%
Anthem, Inc.	130,730	39,611,190
Centene Corp. (a)	29,451	3,845,417
Cigna Corp.	187,957	37,555,688
HCA Holdings, Inc.	190,051	26,498,811
Henry Schein, Inc. (a)	71,298	5,539,855
Humana, Inc.	12,105	3,740,324
UnitedHealth Group, Inc.	295,818	79,930,024
Universal Health Services, Inc. Class B	5,476	725,734
Wellcare Health Plans, Inc. (a)	7,781	2,151,291
		199,598,334
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	64,733	7,059,781
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	129,352	9,837,220
Illumina, Inc. (a)	64,336	18,000,569
IQVIA Holdings, Inc. (a)	96,385	12,434,629
Thermo Fisher Scientific, Inc.	197,353	48,483,712
		88,756,130
Pharmaceuticals - 17.0%
Eli Lilly & Co.	799,588	95,838,618
Johnson & Johnson	1,178,559	156,842,632
Merck & Co., Inc.	2,196,896	163,514,969
Pfizer, Inc.	4,052,545	172,030,533
Zoetis, Inc. Class A	172,467	14,859,757
		603,086,509

TOTAL HEALTH CARE		1,157,992,392

INDUSTRIALS - 3.7%
Aerospace & Defense - 0.5%
The Boeing Co.	47,634	18,368,623
Airlines - 0.1%
United Continental Holdings, Inc. (a)	38,234	3,336,681
Building Products - 0.1%
Allegion PLC	5,692	488,715
Lennox International, Inc.	17,570	4,028,450
		4,517,165
Commercial Services & Supplies - 0.9%
Republic Services, Inc.	102,674	7,876,123
Rollins, Inc.	58,419	2,175,524
Waste Management, Inc.	227,563	21,770,952
		31,822,599
Machinery - 0.7%
Deere & Co.	109,629	17,979,156
Dover Corp.	12,933	1,135,905
Ingersoll-Rand PLC	73,110	7,313,924
		26,428,985
Professional Services - 0.2%
Verisk Analytics, Inc. (a)	57,271	6,724,188
Road & Rail - 1.0%
CSX Corp.	207,347	13,622,698
Norfolk Southern Corp.	91,058	15,274,069
Union Pacific Corp.	33,275	5,293,054
		34,189,821
Trading Companies & Distributors - 0.2%
Fastenal Co.	110,277	6,667,347

TOTAL INDUSTRIALS		132,055,409

INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 0.9%
Cisco Systems, Inc.	530,919	25,107,160
Juniper Networks, Inc.	54,055	1,402,187
Motorola Solutions, Inc.	55,981	6,544,739
		33,054,086
Electronic Equipment & Components - 0.8%
CDW Corp.	54,096	4,504,574
Corning, Inc.	379,269	12,614,487
Dell Technologies, Inc. (a)	114,294	5,553,545
Keysight Technologies, Inc. (a)	70,660	5,230,253
		27,902,859
IT Services - 4.7%
Automatic Data Processing, Inc.	67,996	9,508,561
Fiserv, Inc. (a)	129,588	10,746,733
Gartner, Inc. (a)	7,849	1,066,601
GoDaddy, Inc. (a)	12,113	831,315
Jack Henry & Associates, Inc.	10,840	1,447,682
MasterCard, Inc. Class A	71,509	15,097,695
PayPal Holdings, Inc. (a)	340,272	30,202,543
Square, Inc. (a)	98,211	7,007,355
Total System Services, Inc.	13,906	1,246,117
VeriSign, Inc. (a)	52,390	8,868,055
Visa, Inc. Class A	594,751	80,297,333
		166,319,990
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. (a)(b)	460,540	11,241,781
Qualcomm, Inc.	342,083	16,939,950
Xilinx, Inc.	195,612	21,896,807
		50,078,538
Software - 8.2%
Adobe, Inc. (a)	36,341	9,006,027
Fortinet, Inc. (a)	76,945	5,891,679
Intuit, Inc.	39,195	8,459,065
Microsoft Corp.	1,620,944	169,275,182
Red Hat, Inc. (a)	114,866	20,427,769
Salesforce.com, Inc. (a)	269,674	40,982,358
ServiceNow, Inc. (a)	48,154	10,594,843
Splunk, Inc. (a)	21,225	2,649,729
VMware, Inc. Class A	37,312	5,636,724
Workday, Inc. Class A (a)	96,744	17,561,938
		290,485,314

TOTAL INFORMATION TECHNOLOGY		567,840,787

MATERIALS - 1.3%
Chemicals - 0.9%
CF Industries Holdings, Inc.	52,732	2,301,752
Ecolab, Inc.	113,858	18,008,920
International Flavors & Fragrances, Inc.	34,122	4,837,817
Linde PLC	28,626	4,666,324
The Mosaic Co.	69,063	2,229,354
		32,044,167
Containers & Packaging - 0.4%
Ball Corp.	265,709	13,891,267

TOTAL MATERIALS		45,935,434

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	226,718	39,185,939
HCP, Inc.	210,669	6,644,500
National Retail Properties, Inc.	81,285	4,284,532
Realty Income Corp.	183,920	12,633,465
Simon Property Group, Inc.	77,773	14,164,019
UDR, Inc.	97,485	4,264,969
Ventas, Inc.	21,182	1,366,027
Welltower, Inc.	187,336	14,516,667
		97,060,118
UTILITIES - 5.6%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	207,049	16,381,717
Duke Energy Corp.	376,048	33,009,493
Entergy Corp.	84,290	7,517,825
Eversource Energy	177,614	12,328,188
Exelon Corp.	437,643	20,901,830
FirstEnergy Corp.	44,210	1,733,032
NextEra Energy, Inc.	68,528	12,265,141
OGE Energy Corp.	113,585	4,651,306
Pinnacle West Capital Corp.	41,989	3,700,071
Vistra Energy Corp. (a)	27,478	689,973
Xcel Energy, Inc.	213,573	11,182,682
		124,361,258
Gas Utilities - 0.1%
UGI Corp.	45,116	2,572,965
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	182,353	7,460,061
The AES Corp.	320,483	5,252,716
		12,712,777
Multi-Utilities - 1.4%
Ameren Corp.	118,505	8,217,137
CMS Energy Corp.	102,656	5,352,484
Dominion Resources, Inc.	269,403	18,922,867
DTE Energy Co.	71,753	8,448,916
WEC Energy Group, Inc.	127,410	9,304,752
		50,246,156
Water Utilities - 0.2%
American Water Works Co., Inc.	68,483	6,551,769

TOTAL UTILITIES		196,444,925

TOTAL COMMON STOCKS
(Cost $3,429,638,808)		3,525,622,844

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.43% (c)	5,169,599	5,170,633
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	44,174,535	44,178,952
TOTAL MONEY MARKET FUNDS
(Cost $49,348,659)		49,349,585
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $3,478,987,467)		3,574,972,429
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(34,543,097)
NET ASSETS - 100%		$3,540,429,332

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	85	March 2019	$11,494,125	$466,829	$466,829

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$182,859
Fidelity Securities Lending Cash Central Fund	15,102
Total	$197,961

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$298,544,422	$298,544,422	$--	$--
Consumer Discretionary	287,566,899	287,566,899	--	--
Consumer Staples	490,951,877	490,951,877	--	--
Financials	251,230,581	251,230,581	--	--
Health Care	1,157,992,392	1,157,992,392	--	--
Industrials	132,055,409	132,055,409	--	--
Information Technology	567,840,787	567,840,787	--	--
Materials	45,935,434	45,935,434	--	--
Real Estate	97,060,118	97,060,118	--	--
Utilities	196,444,925	196,444,925	--	--
Money Market Funds	49,349,585	49,349,585	--	--
Total Investments in Securities:	$3,574,972,429	$3,574,972,429	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$466,829	$466,829	$--	$--
Total Assets	$466,829	$466,829	$--	$--
Total Derivative Instruments:	$466,829	$466,829	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$466,829	$0
Total Equity Risk	466,829	0
Total Value of Derivatives	$466,829	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,294,056) — See accompanying schedule: Unaffiliated issuers (cost $3,429,638,808)	$3,525,622,844
Fidelity Central Funds (cost $49,348,659)	49,349,585
Total Investment in Securities (cost $3,478,987,467)		$3,574,972,429
Segregated cash with brokers for derivative instruments		360,000
Receivable for investments sold		1,006,886,277
Receivable for fund shares sold		2,845,882
Dividends receivable		4,239,004
Distributions receivable from Fidelity Central Funds		45,231
Receivable for daily variation margin on futures contracts		67,257
Prepaid expenses		2,607
Receivable from investment adviser for expense reductions		238,567
Total assets		4,589,657,254
Liabilities
Payable for investments purchased	$1,003,523,624
Payable for fund shares redeemed	776,990
Accrued management fee	277,246
Other affiliated payables	272,907
Other payables and accrued expenses	197,119
Collateral on securities loaned	44,180,036
Total liabilities		1,049,227,922
Net Assets		$3,540,429,332
Net Assets consist of:
Paid in capital		$3,456,045,661
Total distributable earnings (loss)		84,383,671
Net Assets, for 289,836,897 shares outstanding		$3,540,429,332
Net Asset Value, offering price and redemption price per share ($3,540,429,332 ÷ 289,836,897 shares)		$12.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$22,355,559
Interest		3,441
Income from Fidelity Central Funds		197,961
Total income		22,556,961
Expenses
Management fee	$1,460,472
Transfer agent fees	1,095,354
Accounting and security lending fees	348,443
Custodian fees and expenses	35,111
Independent trustees' fees and expenses	6,538
Registration fees	193,269
Audit	27,093
Legal	4,318
Miscellaneous	7,163
Total expenses before reductions	3,177,761
Expense reductions	(984,505)
Total expenses after reductions		2,193,256
Net investment income (loss)		20,363,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,647,757
Fidelity Central Funds	(929)
Futures contracts	(415,002)
Total net realized gain (loss)		2,231,826
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(178,515,217)
Fidelity Central Funds	926
Futures contracts	323,562
Total change in net unrealized appreciation (depreciation)		(178,190,729)
Net gain (loss)		(175,958,903)
Net increase (decrease) in net assets resulting from operations		$(155,595,198)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,363,705	$20,587,897
Net realized gain (loss)	2,231,826	63,527,251
Change in net unrealized appreciation (depreciation)	(178,190,729)	238,950,976
Net increase (decrease) in net assets resulting from operations	(155,595,198)	323,066,124
Distributions to shareholders	(89,188,479)	–
Distributions to shareholders from net investment income	–	(9,140,729)
Distributions to shareholders from net realized gain	–	(5,788,789)
Total distributions	(89,188,479)	(14,929,518)
Share transactions
Proceeds from sales of shares	1,367,222,095	2,419,094,288
Reinvestment of distributions	49,465,140	4,036,858
Cost of shares redeemed	(144,220,738)	(962,697,840)
Net increase (decrease) in net assets resulting from share transactions	1,272,466,497	1,460,433,306
Total increase (decrease) in net assets	1,027,682,820	1,768,569,912
Net Assets
Beginning of period	2,512,746,512	744,176,600
End of period	$3,540,429,332	$2,512,746,512
Other Information
Undistributed net investment income end of period		$10,614,230
Shares
Sold	108,451,728	197,459,770
Issued in reinvestment of distributions	3,757,326	339,178
Redeemed	(11,205,785)	(76,713,283)
Net increase (decrease)	101,003,269	121,085,665

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Momentum Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.15	.07
Net realized and unrealized gain (loss)	(.73)	2.29	.91
Total from investment operations	(.64)	2.44	.98
Distributions from net investment income	(.12)	(.06)	–
Distributions from net realized gain	(.33)	(.04)	–
Total distributions	(.45)	(.11)C	–
Net asset value, end of period	$12.22	$13.31	$10.98
Total ReturnD,E	(5.10)%	22.33%	9.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.22%H	.23%	.35%H
Expenses net of fee waivers, if any	.15%H	.15%	.15%H
Expenses net of all reductions	.15%H	.15%	.15%H
Net investment income (loss)	1.40%H	1.19%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,540,429	$2,512,747	$744,177
Portfolio turnover rateI	237%H	153%	47%J

 A For the period February 9, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.043 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity SAI U.S. Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$170,789,262
Gross unrealized depreciation	(78,350,557)
Net unrealized appreciation (depreciation)	$92,438,705
Tax cost	$3,483,000,553

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,707,675,531 and $3,505,216,668, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,613 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $15,102. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through November 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $984,187.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $318.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund, Strategic Advisers Growth and Fidelity U.S. Total Stock Fund were the owners of record of approximately 11%, 13% and 39%, respectively, of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Actual	.15%	$1,000.00	$949.00	$.74
Hypothetical-C		$1,000.00	$1,024.45	$.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Momentum Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI U.S. Momentum Index Fund

The Board noted that the fund's management fee rate ranked equal to the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked equal to the competitive median for the period.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.15% through September 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SY1-SANN-0319
1.9878818.101

Fidelity® SAI U.S. Value Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2019

% of fund's net assets
Bank of America Corp.	4.0
Chevron Corp.	3.7
Intel Corp.	3.7
AT&T, Inc.	3.6
Comcast Corp. Class A	3.5
18.5

Top Five Market Sectors as of January 31, 2019

% of fund's net assets
Financials	21.3
Information Technology	16.2
Energy	14.9
Communication Services	11.6
Health Care	10.2

Asset Allocation (% of fund's net assets)

As of January 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 7.5%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	2,525,604	$75,919,656
CenturyLink, Inc.	546,840	8,377,589
Verizon Communications, Inc.	466,659	25,694,245
		109,991,490
Entertainment - 0.3%
Viacom, Inc. Class B (non-vtg.)	208,788	6,142,543
Interactive Media & Services - 0.1%
SINA Corp. (a)	36,546	2,244,655
Media - 5.9%
Comcast Corp. Class A	2,019,475	73,852,201
Discovery Communications, Inc. Class A (a)	283,061	8,033,271
DISH Network Corp. Class A (a)	131,307	4,027,186
Liberty Broadband Corp. Class A (a)	103,083	8,738,346
Liberty Global PLC Class A (a)	445,627	10,873,299
News Corp. Class A	291,970	3,745,975
Nexstar Broadcasting Group, Inc. Class A	26,044	2,173,893
Omnicom Group, Inc.	128,462	10,004,621
Tribune Media Co. Class A	46,858	2,151,251
		123,600,043
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	54,015	1,956,423

TOTAL COMMUNICATION SERVICES		243,935,154

CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.8%
BorgWarner, Inc.	118,812	4,859,411
Gentex Corp.	150,833	3,194,643
Lear Corp.	36,756	5,657,851
The Goodyear Tire & Rubber Co.	133,892	2,837,171
		16,549,076
Automobiles - 2.5%
Ford Motor Co.	2,242,367	19,732,830
General Motors Co.	753,355	29,395,912
Harley-Davidson, Inc.	93,479	3,445,636
		52,574,378
Diversified Consumer Services - 0.1%
H&R Block, Inc.	117,755	2,777,840
Hotels, Restaurants & Leisure - 0.5%
Marriott Vacations Worldwide Corp.	23,779	2,105,393
Norwegian Cruise Line Holdings Ltd. (a)	126,000	6,480,180
Wyndham Destinations, Inc.	55,672	2,346,018
		10,931,591
Household Durables - 1.8%
D.R. Horton, Inc.	195,941	7,533,931
Lennar Corp. Class A	174,895	8,293,521
Mohawk Industries, Inc. (a)	36,228	4,665,804
Newell Brands, Inc.	246,746	5,233,483
PulteGroup, Inc.	148,346	4,125,502
Toll Brothers, Inc.	77,808	2,874,228
Whirlpool Corp.	36,618	4,870,560
		37,597,029
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	240,969	5,241,076
Multiline Retail - 1.3%
Kohl's Corp.	94,664	6,502,470
Macy's, Inc.	176,300	4,636,690
Target Corp.	220,768	16,116,064
		27,255,224
Specialty Retail - 0.9%
Aaron's, Inc. Class A	39,859	1,995,342
American Eagle Outfitters, Inc.	97,911	2,067,880
Best Buy Co., Inc.	134,392	7,961,382
Foot Locker, Inc.	65,850	3,680,357
Gap, Inc.	122,390	3,113,602
		18,818,563
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	86,181	3,660,969
PVH Corp.	43,031	4,695,112
Ralph Lauren Corp.	31,285	3,633,440
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	77,795	2,113,690
		14,103,211

TOTAL CONSUMER DISCRETIONARY		185,847,988

CONSUMER STAPLES - 4.0%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	107,663	7,171,432
Food & Staples Retailing - 1.7%
Kroger Co.	101,467	2,874,560
Walgreens Boots Alliance, Inc.	461,277	33,331,876
		36,206,436
Food Products - 1.8%
Ingredion, Inc.	40,538	4,013,262
The J.M. Smucker Co.	65,361	6,855,062
The Kraft Heinz Co.	356,696	17,142,810
Tyson Foods, Inc. Class A	169,303	10,483,242
		38,494,376
Personal Products - 0.1%
Coty, Inc. Class A	261,862	2,032,049

TOTAL CONSUMER STAPLES		83,904,293

ENERGY - 14.9%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	244,364	5,610,597
Oil, Gas & Consumable Fuels - 14.6%
Chevron Corp.	682,328	78,228,905
Cimarex Energy Co.	54,795	4,128,255
ConocoPhillips Co.	660,610	44,716,691
Devon Energy Corp.	268,519	7,156,031
EQT Corp.	145,823	2,839,174
Exxon Mobil Corp.	818,441	59,975,356
HollyFrontier Corp.	91,493	5,154,716
Kinder Morgan, Inc.	1,088,910	19,709,271
Marathon Oil Corp.	477,132	7,533,914
Marathon Petroleum Corp.	396,420	26,266,789
Murphy Oil Corp.	93,032	2,544,425
Newfield Exploration Co. (a)	116,424	2,128,231
PBF Energy, Inc. Class A	68,659	2,514,293
Phillips 66 Co.	243,436	23,226,229
Valero Energy Corp.	243,472	21,381,711
		307,503,991

TOTAL ENERGY		313,114,588

FINANCIALS - 21.3%
Banks - 6.1%
Bank of America Corp.	2,973,365	84,651,698
Bank of the Ozarks, Inc.	69,112	2,096,858
BankUnited, Inc.	59,890	2,024,881
Citizens Financial Group, Inc.	268,399	9,104,094
Fifth Third Bancorp	376,235	10,090,623
FNB Corp., Pennsylvania	185,002	2,155,273
PacWest Bancorp	69,568	2,684,629
SunTrust Banks, Inc.	257,836	15,320,615
		128,128,671
Capital Markets - 4.5%
Affiliated Managers Group, Inc.	30,187	3,168,126
Goldman Sachs Group, Inc.	198,526	39,310,133
Invesco Ltd.	235,744	4,295,256
Janus Henderson Group PLC	96,955	2,116,528
Morgan Stanley	750,212	31,733,968
State Street Corp.	217,771	15,439,964
		96,063,975
Consumer Finance - 2.5%
Ally Financial, Inc.	236,132	6,153,600
Capital One Financial Corp.	271,695	21,895,900
Discover Financial Services	193,170	13,037,043
Synchrony Financial	379,254	11,392,790
		52,479,333
Insurance - 6.6%
AFLAC, Inc.	437,304	20,859,401
Allstate Corp.	197,820	17,382,443
Assured Guaranty Ltd.	60,657	2,460,248
Athene Holding Ltd. (a)	72,895	3,127,196
Everest Re Group Ltd.	23,357	5,116,351
First American Financial Corp.	64,120	3,211,130
Lincoln National Corp.	122,548	7,167,833
Loews Corp.	158,784	7,605,754
MetLife, Inc.	566,366	25,865,935
Old Republic International Corp.	163,238	3,289,246
Principal Financial Group, Inc.	151,451	7,583,152
Prudential Financial, Inc.	237,016	21,838,654
Reinsurance Group of America, Inc.	35,900	5,185,755
Torchmark Corp.	58,568	4,905,656
Unum Group	125,388	4,358,487
		139,957,241
Mortgage Real Estate Investment Trusts - 1.1%
AGNC Investment Corp.	299,504	5,364,117
Annaly Capital Management, Inc.	754,812	7,880,237
Chimera Investment Corp.	108,666	2,067,914
MFA Financial, Inc.	261,223	1,914,765
New Residential Investment Corp.	208,238	3,535,881
Two Harbors Investment Corp.	144,151	2,103,163
		22,866,077
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd. (a)	57,020	2,266,545
MGIC Investment Corp. (a)	207,263	2,586,642
New York Community Bancorp, Inc.	280,503	3,259,445
Radian Group, Inc.	122,287	2,352,802
		10,465,434

TOTAL FINANCIALS		449,960,731

HEALTH CARE - 10.2%
Biotechnology - 4.3%
Celgene Corp. (a)	401,228	35,492,629
Gilead Sciences, Inc.	742,325	51,970,173
United Therapeutics Corp. (a)	24,964	2,879,098
		90,341,900
Health Care Providers & Services - 3.9%
Cardinal Health, Inc.	171,395	8,564,608
CVS Health Corp.	741,988	48,637,313
Laboratory Corp. of America Holdings (a)	58,066	8,091,497
McKesson Corp.	112,016	14,366,052
MEDNAX, Inc. (a)	51,960	1,876,276
		81,535,746
Pharmaceuticals - 2.0%
Allergan PLC	181,916	26,192,266
Jazz Pharmaceuticals PLC (a)	34,568	4,351,766
Mylan NV (a)	296,613	8,883,559
Perrigo Co. PLC	71,566	3,324,241
		42,751,832

TOTAL HEALTH CARE		214,629,478

INDUSTRIALS - 6.3%
Airlines - 2.5%
Alaska Air Group, Inc.	70,712	4,522,032
Delta Air Lines, Inc.	358,056	17,698,708
JetBlue Airways Corp. (a)	174,859	3,145,713
Southwest Airlines Co.	290,488	16,488,099
United Continental Holdings, Inc. (a)	131,359	11,463,700
		53,318,252
Building Products - 1.0%
Johnson Controls International PLC	530,155	17,903,334
Owens Corning	62,644	3,281,919
		21,185,253
Construction & Engineering - 0.3%
AECOM (a)	89,433	2,737,544
Quanta Services, Inc.	83,629	2,955,449
		5,692,993
Electrical Equipment - 0.1%
Regal Beloit Corp.	25,069	1,924,296
Machinery - 1.6%
AGCO Corp.	37,672	2,418,542
Allison Transmission Holdings, Inc.	68,403	3,329,174
Cummins, Inc.	84,767	12,470,073
Oshkosh Corp.	41,160	3,089,058
PACCAR, Inc.	200,522	13,138,201
		34,445,048
Professional Services - 0.1%
Manpower, Inc.	35,361	2,794,580
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A	71,979	2,285,333
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	69,798	3,298,653
Air Lease Corp. Class A	58,033	2,201,772
United Rentals, Inc. (a)	46,358	5,806,803
		11,307,228

TOTAL INDUSTRIALS		132,952,983

INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 0.5%
Arris International PLC (a)	93,634	2,939,171
CommScope Holding Co., Inc. (a)	111,693	2,335,501
Juniper Networks, Inc.	197,064	5,111,840
		10,386,512
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	49,957	3,794,234
Avnet, Inc.	63,696	2,624,275
Dell Technologies, Inc. (a)	85,618	4,160,179
Flextronics International Ltd. (a)	305,484	2,938,756
Jabil, Inc.	82,366	2,195,054
SYNNEX Corp.	23,739	2,296,986
Tech Data Corp. (a)	21,370	2,043,613
		20,053,097
IT Services - 4.0%
Alliance Data Systems Corp.	26,813	4,761,721
DXC Technology Co.	160,931	10,318,896
IBM Corp.	521,501	70,100,164
		85,180,781
Semiconductors & Semiconductor Equipment - 8.5%
Applied Materials, Inc.	564,086	22,044,481
Cypress Semiconductor Corp.	207,172	2,873,476
Intel Corp.	1,657,054	78,080,384
Lam Research Corp.	89,052	15,101,438
Micron Technology, Inc. (a)	642,836	24,569,192
MKS Instruments, Inc.	30,930	2,524,816
NXP Semiconductors NV	197,215	17,163,621
ON Semiconductor Corp. (a)	241,278	4,835,211
Qorvo, Inc. (a)	71,624	4,681,345
Skyworks Solutions, Inc.	101,949	7,446,355
		179,320,319
Software - 0.7%
LogMeIn, Inc.	29,191	2,715,347
Microsoft Corp.	47,996	5,012,222
VMware, Inc. Class A	43,604	6,587,256
		14,314,825
Technology Hardware, Storage & Peripherals - 1.5%
Hewlett Packard Enterprise Co.	815,688	12,716,576
NCR Corp. (a)	68,684	1,837,297
Seagate Technology LLC	149,647	6,626,369
Western Digital Corp.	166,418	7,487,146
Xerox Corp.	118,618	3,346,214
		32,013,602

TOTAL INFORMATION TECHNOLOGY		341,269,136

MATERIALS - 4.8%
Chemicals - 2.1%
Celanese Corp. Class A	76,896	7,363,561
Eastman Chemical Co.	80,102	6,457,823
Huntsman Corp.	122,720	2,696,158
LyondellBasell Industries NV Class A	180,506	15,698,607
Olin Corp.	96,945	2,288,871
The Chemours Co. LLC	98,013	3,503,965
The Mosaic Co.	204,110	6,588,671
		44,597,656
Construction Materials - 0.1%
nVent Electric PLC	93,429	2,337,594
Containers & Packaging - 0.9%
International Paper Co.	232,269	11,016,519
Owens-Illinois, Inc.	92,217	1,850,795
WestRock Co.	145,656	5,929,656
		18,796,970
Metals & Mining - 1.6%
Alcoa Corp. (a)	106,822	3,170,477
Freeport-McMoRan, Inc.	833,682	9,704,058
Nucor Corp.	180,350	11,044,634
Reliance Steel & Aluminum Co.	40,276	3,297,799
Steel Dynamics, Inc.	131,539	4,813,012
United States Steel Corp.	101,514	2,288,126
		34,318,106
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	82,036	2,000,038

TOTAL MATERIALS		102,050,364

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Medical Properties Trust, Inc.	207,823	3,782,379
Sabra Health Care REIT, Inc.	103,598	2,127,903
Senior Housing Properties Trust (SBI)	138,141	1,902,202
		7,812,484
UTILITIES - 1.5%
Electric Utilities - 1.5%
Exelon Corp.	554,777	26,496,150
Vistra Energy Corp. (a)	226,129	5,678,099
		32,174,249
TOTAL COMMON STOCKS
(Cost $2,199,522,589)		2,107,651,448

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 2.43% (b)
(Cost $471)	471	471
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,199,523,060)		2,107,651,919
NET OTHER ASSETS (LIABILITIES) - 0.0%		(320,798)
NET ASSETS - 100%		$2,107,331,121

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	March 2019	$270,450	$35,290	$35,290

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,031
Fidelity Securities Lending Cash Central Fund	13,721
Total	$96,752

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$35,290	$0
Total Equity Risk	35,290	0
Total Value of Derivatives	$35,290	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,199,522,589)	$2,107,651,448
Fidelity Central Funds (cost $471)	471
Total Investment in Securities (cost $2,199,523,060)		$2,107,651,919
Segregated cash with brokers for derivative instruments		48,000
Receivable for fund shares sold		736,044
Dividends receivable		3,961,275
Distributions receivable from Fidelity Central Funds		3,276
Receivable for daily variation margin on futures contracts		6,573
Prepaid expenses		2,382
Receivable from investment adviser for expense reductions		122,339
Other receivables		133
Total assets		2,112,531,941
Liabilities
Payable for fund shares redeemed	$1,908,272
Accrued management fee	173,196
Notes payable to affiliates	2,874,000
Other affiliated payables	173,332
Other payables and accrued expenses	72,020
Total liabilities		5,200,820
Net Assets		$2,107,331,121
Net Assets consist of:
Paid in capital		$2,234,956,636
Total distributable earnings (loss)		(127,625,515)
Net Assets, for 221,196,940 shares outstanding		$2,107,331,121
Net Asset Value, offering price and redemption price per share ($2,107,331,121 ÷ 221,196,940 shares)		$9.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$26,077,269
Interest		2,246
Income from Fidelity Central Funds		96,752
Total income		26,176,267
Expenses
Management fee	$985,819
Transfer agent fees	739,364
Accounting and security lending fees	249,954
Custodian fees and expenses	17,941
Independent trustees' fees and expenses	4,768
Registration fees	91,128
Audit	28,792
Legal	1,186
Interest	16,190
Miscellaneous	5,982
Total expenses before reductions	2,141,124
Expense reductions	(639,262)
Total expenses after reductions		1,501,862
Net investment income (loss)		24,674,405
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,207,063)
Fidelity Central Funds	(19)
Futures contracts	244,953
Total net realized gain (loss)		(1,962,129)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(100,440,263)
Fidelity Central Funds	10
Futures contracts	(45,732)
Total change in net unrealized appreciation (depreciation)		(100,485,985)
Net gain (loss)		(102,448,114)
Net increase (decrease) in net assets resulting from operations		$(77,773,709)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	For the period December 19, 2017 (commencement of operations) to July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,674,405	$19,379,496
Net realized gain (loss)	(1,962,129)	(7,947,534)
Change in net unrealized appreciation (depreciation)	(100,485,985)	8,650,134
Net increase (decrease) in net assets resulting from operations	(77,773,709)	20,082,096
Distributions to shareholders	(66,034,772)	–
Distributions to shareholders from net investment income	–	(700)
Total distributions	(66,034,772)	(700)
Share transactions
Proceeds from sales of shares	600,859,279	2,468,109,589
Reinvestment of distributions	26,777,127	700
Cost of shares redeemed	(334,653,352)	(530,035,137)
Net increase (decrease) in net assets resulting from share transactions	292,983,054	1,938,075,152
Total increase (decrease) in net assets	149,174,573	1,958,156,548
Net Assets
Beginning of period	1,958,156,548	–
End of period	$2,107,331,121	$1,958,156,548
Other Information
Undistributed net investment income end of period		$17,155,588
Shares
Sold	65,080,298	241,696,338
Issued in reinvestment of distributions	2,944,380	70
Redeemed	(35,753,135)	(52,771,011)
Net increase (decrease)	32,271,543	188,925,397

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Value Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.14
Net realized and unrealized gain (loss)	(.62)	.23
Total from investment operations	(.50)	.37
Distributions from net investment income	(.19)	(.01)
Distributions from net realized gain	(.14)	–
Total distributions	(.33)	(.01)
Net asset value, end of period	$9.53	$10.36
Total ReturnC,D	(4.69)%	3.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.22%G	.28%G
Expenses net of fee waivers, if any	.15%G	.15%G
Expenses net of all reductions	.15%G	.15%G
Net investment income (loss)	2.50%G	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,107,331	$1,958,157
Portfolio turnover rateH	85%G	113%G

 A For the period December 19, 2017 (commencement of operations) to July 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity SAI U.S. Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$77,605,997
Gross unrealized depreciation	(204,781,307)
Net unrealized appreciation (depreciation)	$(127,175,310)
Tax cost	$2,234,862,519

Due to large subscriptions in January 2018, a portion of the fund's unrealized losses/depreciation may be subject to limitation if realized in the fiscal year ending 7/31/19. Due to this limitation up to $7,024,804 of losses realized in fiscal year ending 7/31/19 may not be available to offset capital gains of the fund until the fiscal year ending 7/31/20.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,110,745,932 and $847,081,559, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$10,564,714	2.63%	$16,190

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,579 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,721. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through September 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $639,262.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund was the owner of record of approximately 39% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Actual	.15%	$1,000.00	$953.10	$.74
Hypothetical-C		$1,000.00	$1,024.45	$.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses.

USV-SANN-0319
1.9885516.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 26, 2019